Schedule of Investments (unaudited) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising Agencies — 0.4%
Advantage Solutions, Inc.(a)(b)	114,518	$990,581
Boston Omaha Corp., Class A(a)	27,302	1,058,772
Cardlytics, Inc.(a)	48,784	4,094,929
Chimera Investment Corp.	358,658	5,326,071
Clear Channel Outdoor Holdings, Inc.(a)	547,175	1,482,844
Emerald Holding, Inc.(a)	39,174	170,015
Entercom Communications Corp.(a)	178,691	657,583
Fluent, Inc.(a)	60,797	138,009
National CineMedia, Inc.	97,245	346,192
QuinStreet, Inc.(a)	73,771	1,295,419
Thryv Holdings, Inc.(a)	10,155	305,056
Viad Corp.(a)	31,036	1,409,345

		17,274,816

Aerospace — 0.7%
AAR Corp.(a)	49,540	1,606,582
Aerojet Rocketdyne Holdings, Inc.	113,894	4,960,084
AeroVironment, Inc.(a)	34,922	3,014,467
AerSale Corp.(a)	18,967	322,439
Astronics Corp.(a)	36,144	508,185
Byrna Technologies, Inc.(a)(b)	28,185	616,124
Columbia Property Trust, Inc.	171,652	3,264,821
Ducommun, Inc.(a)(b)	15,716	791,301
Kaman Corp.	42,238	1,506,629
Kratos Defense & Security Solutions, Inc.(a)	190,348	4,246,664
Macerich Co.	322,322	5,386,001
Moog, Inc., Class A	44,564	3,397,114
Triumph Group, Inc.(a)	96,585	1,799,378

		31,419,789

Agriculture, Fishing & Ranching — 0.3%
Andersons, Inc.	47,652	1,469,111
AquaBounty Technologies, Inc.(a)	77,821	316,731
Cadiz, Inc.(a)(b)	33,554	236,220
Calavo Growers, Inc.	25,263	966,057
Cal-Maine Foods, Inc.	56,028	2,025,973
Fresh Del Monte Produce, Inc.	48,904	1,575,687
GrowGeneration Corp.(a)(b)	81,290	2,005,424
Limoneira Co.	25,358	410,039
MedAvail Holdings, Inc.(a)(b)	16,244	47,433
Sanderson Farms, Inc.	30,745	5,786,209

		14,838,884

Air Transport(a) — 0.5%
Air Transport Services Group, Inc.	88,211	2,276,726
Allegiant Travel Co.	23,175	4,530,249
Atlas Air Worldwide Holdings, Inc.	43,298	3,536,581
Frontier Group Holdings, Inc.(b)	52,782	833,428
Hawaiian Holdings, Inc.	76,108	1,648,499
Mesa Air Group, Inc.	50,631	387,833
SkyWest, Inc.	74,603	3,680,912
Spirit Airlines, Inc.	154,234	4,000,830
Sun Country Airlines Holdings, Inc.	26,169	877,708

		21,772,766

Alternative Energy(a) — 0.3%
Aemetis, Inc.(b)	45,137	825,104
Alto Ingredients, Inc.(b)	106,079	524,030
Ameresco, Inc., Class A	46,465	2,714,950
Centrus Energy Corp., Class A	13,577	524,887
Green Brick Partners, Inc.	46,392	951,964

Security	Shares	Value

Alternative Energy (continued)
Green Plains, Inc.	51,340	$1,676,251
Infrastructure and Energy Alternatives, Inc.(b)	43,682	499,285
REX American Resources Corp.	8,390	670,109
Sunnova Energy International, Inc.(b)	131,841	4,342,843

		12,729,423

Aluminum — 0.2%
Arconic Corp.(a)(b)	167,607	5,286,325
Century Aluminum Co.(a)	85,046	1,143,868
Kaiser Aluminum Corp.	24,030	2,618,309

		9,048,502

Asset Management & Custodian — 1.0%
Artisan Partners Asset Management, Inc., Class A	88,745	4,341,405
Assetmark Financial Holdings, Inc.(a)	25,780	641,149
B. Riley Financial, Inc.	30,730	1,814,299
Brightsphere Investment Group, Inc.	86,025	2,247,833
Cohen & Steers, Inc.	37,827	3,168,768
Cowen, Inc., Class A	43,664	1,498,112
Diamond Hill Investment Group, Inc.	4,531	795,916
Federated Hermes, Inc.	142,200	4,621,500
Focus Financial Partners, Inc., Class A(a)(b)	90,146	4,720,946
GAMCO Investors, Inc., Class A	8,691	229,269
GCM Grosvenor, Inc., Class A	63,017	725,956
Hamilton Lane, Inc., Class A	52,131	4,421,751
Open Lending Corp., Class A(a)	157,147	5,668,292
Oppenheimer Holdings, Inc., Class A	12,887	583,652
PJT Partners, Inc., Class A	36,339	2,874,778
Pzena Investment Management, Inc., Class A	27,206	267,707
Sculptor Capital Management, Inc.	36,904	1,029,253
StepStone Group, Inc., Class A	60,493	2,579,422
Virtus Investment Partners, Inc.	11,204	3,476,825
WisdomTree Investments, Inc.	213,451	1,210,267

		46,917,100

Auto Parts — 1.1%
Adient PLC(a)(b)	143,112	5,931,992
American Axle & Manufacturing Holdings, Inc.(a)	170,779	1,504,563
Canoo, Inc.(a)(b)	162,997	1,253,447
CarParts.com, Inc.(a)	71,843	1,121,469
Dana, Inc.	219,952	4,891,733
Dorman Products, Inc.(a)	40,733	3,856,193
Fisker, Inc.(a)(b)	252,265	3,695,682
Fox Factory Holding Corp.(a)	64,191	9,278,167
Gentherm, Inc.(a)	49,895	4,038,002
Lordstown Motors Corp., Class A(a)(b)	148,389	1,184,144
Meritor, Inc.(a)	105,280	2,243,517
Standard Motor Products, Inc.	31,903	1,394,480
Stoneridge, Inc.(a)	40,062	816,864
Tenneco, Inc., Class A(a)	107,572	1,535,053
Visteon Corp.(a)(b)	42,136	3,977,217
Workhorse Group, Inc.(a)(b)	188,524	1,442,209
XL Fleet Corp.(a)(b)	61,159	376,739
XPEL Inc.(a)(b)	28,102	2,131,818

		50,673,289

Auto Services — 0.2%
Goodyear Tire & Rubber Co.(a)	419,502	7,425,185

Back Office Support, HR & Consulting — 1.5%
ASGN, Inc.(a)	79,111	8,950,619
Atlas Technical Consultants, Inc.(a)	22,742	231,286
Barrett Business Services, Inc.	11,581	883,167
CBIZ, Inc.(a)	77,919	2,519,900

SERIES SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Back Office Support, HR & Consulting (continued)
Conduent, Inc.(a)	256,673	$1,691,475
CRA International, Inc.	11,737	1,165,954
ExlService Holdings, Inc.(a)	50,004	6,156,492
Forrester Research, Inc.(a)	17,200	847,272
GP Strategies Corp.(a)	20,881	432,237
Hackett Group, Inc.	38,500	755,370
Heidrick & Struggles International, Inc.	29,596	1,320,869
HireQuest, Inc.	10,587	204,647
Huron Consulting Group, Inc.(a)	34,108	1,773,616
ICF International, Inc.	29,053	2,594,142
Insperity, Inc.	54,612	6,047,733
Kelly Services, Inc., Class A	52,428	989,841
Kforce, Inc.	31,362	1,870,430
Korn Ferry	83,493	6,041,553
Liquidity Services, Inc.(a)	40,114	866,864
Maximus, Inc.	92,838	7,724,122
NV5 Global, Inc.(a)	19,326	1,904,964
PAE, Inc.(a)	112,896	675,118
Rekor Systems, Inc.(a)	46,305	532,044
Resources Connection, Inc.	47,710	752,864
StarTek, Inc.(a)	27,578	151,955
Target Hospitality Corp.(a)	49,812	185,799
TriNet Group, Inc.(a)	61,825	5,847,408
TrueBlue, Inc.(a)	53,309	1,443,608
TTEC Holdings, Inc.	27,782	2,598,450

		67,159,799

Banks: Diversified — 7.6%
1st Source Corp.	25,200	1,190,448
Allegiance Bancshares, Inc.	31,564	1,204,167
Altabancorp.	29,174	1,288,324
Ambac Financial Group, Inc.(a)	68,315	978,271
Amerant Bancorp, Inc.(a)	35,071	867,657
American National Bankshares, Inc.	17,212	568,684
Ameris Bancorp.	102,221	5,303,225
Arrow Financial Corp.	22,514	773,581
Associated Banc-Corp.	231,005	4,948,127
Atlantic Capital Bancshares, Inc.(a)	35,085	929,402
Atlantic Union Bankshares Corp.	114,822	4,231,191
BancFirst Corp.	27,025	1,624,743
Banco Latinoamericano de Comercio Exterior SA, Class E	48,028	842,411
Bancorp, Inc.(a)(b)	77,374	1,969,168
BancorpSouth Bank	152,410	4,538,770
Bank First Corp.(b)	10,024	710,401
Bank of Marin Bancorp.	21,243	801,923
Bank of NT Butterfield & Son Ltd.	76,267	2,708,241
Banner Corp.	52,372	2,891,458
Bar Harbor Bankshares	21,850	612,892
Blue Ridge Bankshares, Inc.(b)	17,311	304,500
Bridgewater Bancshares, Inc.(a)	35,112	614,811
Bryn Mawr Bank Corp.	29,867	1,372,389
Business First Bancshares, Inc.	28,633	669,726
Byline Bancorp, Inc.	37,376	917,955
Cadence BanCorp.	182,257	4,002,364
Cambridge Bancorp.	10,129	891,352
Camden National Corp.	23,340	1,117,986
Capital Bancorp, Inc.	13,728	330,296
Capital City Bank Group, Inc.	21,636	535,275
Capitol Federal Financial, Inc.	198,169	2,276,962
Capstar Financial Holdings, Inc.	25,571	543,128

Security	Shares	Value

Banks: Diversified (continued)
Carter Bankshares, Inc.(a)	35,497	$504,767
Cathay General Bancorp	113,031	4,678,353
CBTX, Inc.	31,455	829,783
Central Pacific Financial Corp.	36,134	927,921
Century Bancorp, Inc., Class A	4,500	518,580
CIT Group, Inc.	150,686	7,828,138
Citizens & Northern Corp.	21,059	531,950
City Holding Co.	23,672	1,844,286
Civista Bancshares, Inc.	26,232	609,369
CNB Financial Corp.	23,280	566,635
Coastal Financial Corp.(a)	13,132	418,386
Columbia Banking System, Inc.	111,572	4,238,620
Columbia Financial, Inc.(a)	61,595	1,139,507
Community Bank System, Inc.	80,268	5,491,937
Community Trust Bancorp, Inc.	22,638	953,060
ConnectOne Bancorp, Inc.	54,957	1,649,260
CrossFirst Bankshares, Inc.(a)	70,864	921,232
Customers Bancorp, Inc.(a)	42,576	1,831,620
CVB Financial Corp.	196,554	4,003,805
Eagle Bancorp, Inc.	47,681	2,741,657
Eastern Bankshares, Inc.	259,833	5,274,610
Enterprise Bancorp, Inc.	13,849	497,872
Enterprise Financial Services Corp.	53,555	2,424,970
Equity Bancshares, Inc., Class A	20,806	694,504
Farmers National Banc Corp.	42,743	671,493
FB Financial Corp.	53,420	2,290,650
Fidelity D&D Bancorp, Inc.	6,449	325,223
Financial Institutions, Inc.	26,478	811,551
First Bancorp, Inc.	16,608	483,957
First BanCorp, Puerto Rico	315,153	4,144,262
First Bancorp/Southern Pines NC	43,112	1,854,247
First Bancshares, Inc.	32,134	1,246,157
First Bank/Hamilton	24,595	346,544
First Busey Corp.	77,953	1,919,982
First Commonwealth Financial Corp.	139,403	1,900,063
First Community Bancshares, Inc.	25,204	799,471
First Financial Bancorp	143,414	3,357,322
First Financial Bankshares, Inc.	196,220	9,016,309
First Financial Corp.	20,784	873,967
First Foundation, Inc.	57,517	1,512,697
First Internet Bancorp	14,564	454,106
First Interstate Bancsystem, Inc., Class A	61,426	2,473,011
First Merchants Corp.	83,191	3,480,711
First Mid Bancshares, Inc.	23,111	948,938
First Midwest Bancorp, Inc.	171,475	3,259,740
First of Long Island Corp.	40,270	829,562
Five Star Bancorp	8,460	202,532
Flagstar Bancorp, Inc.	78,762	3,999,534
FS Bancorp, Inc.	12,270	424,665
Fulton Financial Corp.	239,355	3,657,344
German American Bancorp, Inc.	38,518	1,487,950
Glacier Bancorp, Inc.	145,011	8,026,359
Great Western Bancorp, Inc.	80,841	2,646,734
Guaranty Bancshares, Inc.	11,719	420,126
Hancock Whitney Corp.	131,239	6,183,982
Hanmi Financial Corp.	35,695	716,042
HarborOne Bancorp, Inc.	79,912	1,121,964
HBT Financial, Inc.	16,051	249,593
Heartland Financial USA, Inc.	63,844	3,069,620
Heritage Commerce Corp.	96,249	1,119,376
Home BancShares, Inc.	231,514	5,447,524

2

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
Hope Bancorp, Inc.	164,675	$2,377,907
Horizon Bancorp, Inc.	66,840	1,214,483
Howard Bancorp, Inc.(a)	20,178	409,210
Independent Bank Corp.	78,018	4,338,256
Independent Bank Group, Inc.	57,278	4,069,029
International Bancshares Corp.	81,607	3,398,115
Lakeland Bancorp, Inc.	75,630	1,333,357
Lakeland Financial Corp.	36,651	2,611,017
Live Oak Bancshares, Inc.	47,413	3,016,889
Luther Burbank Corp.	30,326	406,672
Macatawa Bank Corp.	45,179	362,787
Mercantile Bank Corp.	22,520	721,316
Merchants Bancorp	13,452	530,950
Metrocity Bankshares, Inc.	28,203	591,417
Metropolitan Bank Holding Corp.(a)	12,018	1,013,117
Mid Penn Bancorp, Inc.	11,675	321,646
Midland States Bancorp, Inc.	32,587	805,877
MVB Financial Corp.	14,651	627,502
National Bank Holdings Corp., Class A	42,117	1,704,896
NBT Bancorp, Inc.	65,310	2,358,997
Nicolet Bankshares, Inc.(a)(b)	15,339	1,137,847
Northrim BanCorp, Inc.	9,948	422,889
OFG Bancorp	75,065	1,893,139
Old National Bancorp	241,751	4,097,679
Old Second Bancorp, Inc.	47,962	626,384
Origin Bancorp, Inc.	33,731	1,428,508
Orrstown Financial Services, Inc.	17,730	414,882
Pacific Premier Bancorp, Inc.	121,865	5,050,086
Park National Corp.	21,882	2,668,510
PCSB Financial Corp.	24,272	447,576
Peapack Gladstone Financial Corp.	30,765	1,026,320
Peoples Bancorp, Inc.	39,600	1,251,756
Peoples Financial Services Corp.	10,739	489,376
Pioneer Bancorp, Inc.(a)	20,117	254,279
Preferred Bank/Los Angeles CA	18,147	1,210,042
Primis Financial Corp.	32,511	470,109
Provident Financial Services, Inc.	116,700	2,738,949
QCR Holdings, Inc.	24,093	1,239,344
RBB Bancorp	26,421	666,073
Red River Bancshares, Inc.	7,783	387,983
Reliant Bancorp, Inc.	23,597	745,429
Renasant Corp.	83,410	3,006,930
Republic Bancorp, Inc., Class A	15,627	791,508
Republic First Bancorp, Inc.(a)(b)	77,302	238,090
S&T Bancorp, Inc.	55,903	1,647,461
Sandy Spring Bancorp, Inc.	72,105	3,303,851
Seacoast Banking Corp. of Florida	76,349	2,581,360
ServisFirst Bancshares, Inc.	75,656	5,886,037
Sierra Bancorp	23,052	559,703
Silvergate Capital Corp., Class A(a)	36,869	4,258,369
Simmons First National Corp., Class A	164,754	4,870,128
SmartFinancial, Inc.	21,356	552,053
South Plains Financial, Inc.	17,062	415,972
South State Corp.	105,792	7,899,489
Southern First Bancshares, Inc.(a)	11,833	633,065
Southside Bancshares, Inc.	48,411	1,853,657
Spirit of Texas Bancshares, Inc.	21,126	511,249
Stock Yards Bancorp, Inc.	34,594	2,028,938
Summit Financial Group, Inc.	19,115	468,509
Texas Capital Bancshares, Inc.(a)	77,047	4,624,361

Security	Shares	Value

Banks: Diversified (continued)
Tompkins Financial Corp.	22,163	$1,793,208
TowneBank	103,982	3,234,880
Trico Bancshares	40,262	1,747,371
TriState Capital Holdings, Inc.(a)	42,768	904,543
Triumph Bancorp, Inc.(a)	34,915	3,496,039
TrustCo Bank Corp.	30,655	980,040
Trustmark Corp.	95,350	3,072,177
UMB Financial Corp.	66,105	6,393,015
United Bankshares, Inc.	191,677	6,973,209
United Community Banks, Inc.	118,261	3,881,326
Univest Financial Corp.	45,724	1,252,380
Valley National Bancorp	614,054	8,173,059
Veritex Holdings, Inc.	71,024	2,795,505
Washington Trust Bancorp, Inc.	26,664	1,412,659
WesBanco, Inc.	94,378	3,216,402
West BanCorp., Inc.	26,795	804,654
Westamerica BanCorp	40,498	2,278,417

		344,874,172

Banks: Savings, Thrift & Mortgage Lending — 1.1%
Amalgamated Financial Corp.	20,899	330,622
Axos Financial, Inc.(a)	88,144	4,542,942
Banc of California, Inc.	66,911	1,237,184
BankUnited, Inc.	139,380	5,828,872
Berkshire Hills Bancorp, Inc.	65,241	1,760,202
Brookline Bancorp, Inc.	112,560	1,717,666
Finance Of America Cos., Inc., Class A(a)	44,228	218,929
Flushing Financial Corp.	44,444	1,004,434
Great Southern Bancorp, Inc.	14,826	812,613
Heritage Financial Corp.	54,675	1,394,213
Hingham Institution for Savings	2,201	741,077
Home Bancorp, Inc.	12,224	472,824
Home Point Capital, Inc.(b)	7,506	30,925
HomeStreet, Inc.	27,959	1,150,513
Investors Bancorp, Inc.	350,649	5,298,306
Kearny Financial Corp.	113,470	1,410,432
Ladder Capital Corp.	180,104	1,990,149
Meridian Bancorp, Inc.	72,294	1,500,824
Northfield Bancorp, Inc.	74,887	1,285,061
Northwest Bancshares, Inc.	184,801	2,454,157
OceanFirst Financial Corp.	89,605	1,918,443
Premier Financial Corp.	55,468	1,766,101
Provident Bancorp, Inc.	32,679	523,518
Southern Missouri Bancorp, Inc.	12,070	541,822
Washington Federal, Inc.	101,456	3,480,955
Waterstone Financial, Inc.	33,179	679,838
WSFS Financial Corp.	72,072	3,698,014

		47,790,636

Beverage: Soft Drinks — 0.4%
Celsius Holdings, Inc.(a)(b)	81,847	7,373,596
Coca-Cola Consolidated, Inc.	7,185	2,832,183
Duckhorn Portfolio, Inc.(a)(b)	29,354	671,913
National Beverage Corp.	35,891	1,883,919
NewAge, Inc.(a)(b)	243,878	338,991
Primo Water Corp.	237,620	3,735,386
Zevia PBC, Class A(a)	14,065	161,888

		16,997,876

Biotechnology — 9.3%
4D Molecular Therapeutics, Inc.(a)(b)	31,966	862,123
89bio, Inc.(a)	12,295	240,859

SERIES SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
9 Meters Biopharma, Inc.(a)(b)	312,482	$406,227
Acumen Pharmaceuticals, Inc.(a)	14,760	219,334
Adagio Therapeutics, Inc.(a)	32,171	1,358,903
Adicet Bio, Inc.(a)	29,573	231,852
Aduro Biotech, Inc.(c)	21,953	65,859
Adverum Biotechnologies, Inc.(a)	136,226	295,610
Aeglea BioTherapeutics, Inc.(a)	71,346	567,201
Aerovate Therapeutics, Inc.(a)	11,232	235,647
Affimed NV(a)	178,550	1,103,439
Agenus, Inc.(a)	299,297	1,571,309
Agios Pharmaceuticals, Inc.(a)(b)	90,638	4,182,944
Akebia Therapeutics, Inc.(a)	277,261	798,512
Akero Therapeutics, Inc.(a)	38,642	863,649
Akouos, Inc.(a)	36,026	418,262
Albireo Pharma, Inc.(a)(b)	25,915	808,548
Aldeyra Therapeutics, Inc.(a)	73,079	641,634
Alector, Inc.(a)(b)	87,256	1,991,182
Aligos Therapeutics, Inc.(a)	27,566	427,549
Allakos, Inc.(a)(b)	52,712	5,580,619
Allogene Therapeutics, Inc.(a)	103,112	2,649,978
Allovir, Inc.(a)	44,294	1,110,008
Alpine Immune Sciences, Inc.(a)(b)	25,129	268,126
Altimmune, Inc.(a)	61,429	694,762
ALX Oncology Holdings, Inc.(a)(b)	26,983	1,992,964
Amicus Therapeutics, Inc.(a)	409,444	3,910,190
AnaptysBio, Inc.(a)(b)	32,273	875,244
Anavex Life Sciences Corp.(a)(b)	98,098	1,760,859
ANI Pharmaceuticals, Inc.(a)	15,228	499,783
Annexon, Inc.(a)	46,724	869,534
Apellis Pharmaceuticals, Inc.(a)(b)	99,146	3,267,852
Applied Molecular Transport, Inc.(a)	37,144	960,915
Applied Therapeutics, Inc.(a)	33,159	550,439
Arbutus Biopharma Corp.(a)	118,224	507,181
Arcturus Therapeutics Holdings, Inc.(a)(b)	30,796	1,471,433
Arcus Biosciences, Inc.(a)(b)	67,717	2,361,292
Arcutis Biotherapeutics, Inc.(a)(b)	43,527	1,039,860
Ardelyx, Inc.(a)(b)	116,959	154,386
Arena Pharmaceuticals, Inc.(a)	94,219	5,610,741
Arvinas, Inc.(a)	66,608	5,473,845
Atara Biotherapeutics, Inc.(a)	133,582	2,391,118
Athenex, Inc.(a)	159,533	480,194
Athersys, Inc.(a)(b)	255,927	340,383
Atossa Therapeutics, Inc.(a)	177,719	579,364
Atreca, Inc., Class A(a)(b)	45,165	281,378
Avid Bioservices, Inc.(a)(b)	91,969	1,983,771
Avidity Biosciences, Inc.(a)	57,734	1,421,988
Avita Medical, Inc.(a)	35,610	631,009
Avrobio, Inc.(a)	52,376	292,258
Beam Therapeutics, Inc.(a)(b)	75,903	6,604,320
Beyondspring, Inc.(a)(b)	35,019	551,899
BioAtla, Inc.(a)	23,389	688,572
BioCryst Pharmaceuticals, Inc.(a)	269,984	3,879,670
BioDelivery Sciences International, Inc.(a)	139,121	502,227
Biohaven Pharmaceutical Holding Co. Ltd.(a)	84,834	11,784,291
Biomea Fusion, Inc.(a)	12,712	152,163
Bioventus, Inc., Class A(a)	23,631	334,615
Bioxcel Therapeutics, Inc.(a)	25,925	786,824
Black Diamond Therapeutics, Inc.(a)	46,156	390,480
Bluebird Bio, Inc.(a)(b)	102,103	1,951,188
Blueprint Medicines Corp.(a)	89,284	9,179,288
Bolt Biotherapeutics, Inc.(a)	35,008	442,851

Security	Shares	Value

Biotechnology (continued)
Bridgebio Pharma, Inc.(a)(b)	163,072	$7,643,185
Brooklyn ImmunoTherapeutics, Inc.(a)	44,700	415,710
C4 Therapeutics, Inc.(a)	59,298	2,649,435
Cardiff Oncology, Inc.(a)	53,346	355,284
Caribou Biosciences, Inc.(a)	29,300	699,391
Castle Biosciences, Inc.(a)	33,145	2,204,142
Catalyst Pharmaceuticals, Inc.(a)	150,582	798,085
Celcuity, Inc.(a)	10,906	196,308
Celldex Therapeutics, Inc.(a)	69,289	3,740,913
CEL-SCI Corp.(a)	55,169	606,307
Century Therapeutics, Inc.(a)	14,217	357,700
Cerevel Therapeutics Holdings, Inc.(a)	60,081	1,772,389
ChemoCentryx, Inc.(a)	81,906	1,400,593
Chinook Therapeutics, Inc.(a)	47,027	600,065
Clene, Inc.(a)(b)	31,295	213,745
Clovis Oncology, Inc.(a)(b)	166,183	741,176
Codexis, Inc.(a)(b)	91,580	2,130,151
Codiak Biosciences, Inc.(a)	22,710	370,854
Cogent Biosciences, Inc.(a)	54,386	457,386
Coherus Biosciences, Inc.(a)(b)	101,091	1,624,532
Collegium Pharmaceutical, Inc.(a)	52,060	1,027,664
Contra GTX, Inc.(b)(c)	944	968
Cortexyme, Inc.(a)(b)	30,019	2,751,542
Crinetics Pharmaceuticals, Inc.(a)(b)	54,838	1,154,340
Cue Biopharma, Inc.(a)	46,824	682,226
Cullinan Oncology, Inc.(a)(b)	39,446	890,296
Curis, Inc.(a)	130,842	1,024,493
Cymabay Therapeutics, Inc.(a)	104,476	381,337
Cytokinetics, Inc.(a)	120,541	4,308,135
CytomX Therapeutics, Inc.(a)	91,799	467,257
CytoSorbents Corp.(a)	64,033	519,948
Day One Biopharmaceuticals, Inc.(a)(b)	11,391	270,308
Deciphera Pharmaceuticals, Inc.(a)	62,795	2,133,774
Denali Therapeutics, Inc.(a)	137,342	6,928,904
Design Therapeutics, Inc.(a)(b)	19,579	287,616
Dynavax Technologies Corp.(a)(b)	162,476	3,121,164
Dyne Therapeutics, Inc.(a)	44,808	727,682
Editas Medicine, Inc.(a)	105,523	4,334,885
Eiger Biopharmaceuticals, Inc.(a)	48,670	325,116
Eliem Therapeutics, Inc.(a)	10,890	195,802
Emergent BioSolutions, Inc.(a)	74,869	3,748,691
Epizyme, Inc.(a)	137,866	705,874
Erasca, Inc.(a)	30,012	636,855
Evelo Biosciences, Inc.(a)(b)	47,428	333,893
EyePoint Pharmaceuticals, Inc.(a)(b)	29,501	307,400
Fate Therapeutics, Inc.(a)	123,804	7,337,863
FibroGen, Inc.(a)	133,924	1,368,703
Finch Therapeutics Group, Inc.(a)(b)	13,935	181,155
Foghorn Therapeutics, Inc.(a)	32,469	452,293
Forma Therapeutics Holdings, Inc.(a)	52,861	1,225,847
Forte Biosciences, Inc.(a)(b)	16,626	49,213
Fortress Biotech, Inc.(a)	95,910	308,830
Frequency Therapeutics, Inc.(a)(b)	60,914	430,053
Fulcrum Therapeutics, Inc.(a)	41,003	1,156,695
G1 Therapeutics, Inc.(a)	62,743	842,011
Gemini Therapeutics, Inc.(a)(b)	30,941	125,002
Generation Bio Co.(a)(b)	64,728	1,622,731
Geron Corp.(a)(b)	436,582	598,117
Global Blood Therapeutics, Inc.(a)	90,425	2,304,029
Gossamer Bio, Inc.(a)(b)	87,352	1,098,015
Graphite Bio, Inc.(a)(b)	24,627	403,637

4

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Greenwich Lifesciences, Inc.(a)	5,921	$231,333
Gritstone bio, Inc.(a)	58,919	636,325
GT Biopharma, Inc.(a)	34,934	235,455
Halozyme Therapeutics, Inc.(a)	214,032	8,706,822
Harpoon Therapeutics, Inc.(a)	35,617	281,374
Harvard Bioscience, Inc.(a)	61,301	427,881
Heron Therapeutics, Inc.(a)	151,411	1,618,584
Homology Medicines, Inc.(a)	66,601	524,150
Hookipa Pharma, Inc.(a)	22,901	134,887
Humanigen, Inc.(a)(b)	67,653	401,182
iBio, Inc.(a)	316,447	335,434
Icosavax, Inc.(a)(b)	19,539	578,159
Ideaya Biosciences, Inc.(a)	50,300	1,282,147
IGM Biosciences, Inc.(a)	11,313	743,943
Imago Biosciences, Inc.(a)	14,561	291,657
Immuneering Corp., Class A(a)	12,353	327,972
Immunic, Inc.(a)	28,435	251,650
ImmunityBio, Inc.(a)(b)	101,128	984,987
ImmunoGen, Inc.(a)	289,327	1,640,484
Immunovant, Inc.(a)	58,435	507,800
Impel Neuropharma, Inc.(a)(b)	10,369	126,294
Inhibrx, Inc.(a)	41,060	1,367,709
Inovio Pharmaceuticals, Inc.(a)(b)	314,243	2,249,980
Inozyme Pharma, Inc.(a)	17,048	197,586
Insmed, Inc.(a)(b)	176,818	4,869,568
Instil Bio, Inc.(a)(b)	25,525	456,259
Intellia Therapeutics, Inc.(a)(b)	104,410	14,006,601
Intercept Pharmaceuticals, Inc.(a)(b)	39,764	590,495
Invitae Corp.(a)	305,417	8,683,005
iTeos Therapeutics, Inc.(a)	29,142	786,834
IVERIC bio, Inc.(a)	157,279	2,554,211
Janux Therapeutics, Inc.(a)(b)	16,565	358,301
Jounce Therapeutics, Inc.(a)	59,732	443,809
Kadmon Holdings, Inc.(a)	269,915	2,350,960
Kala Pharmaceuticals, Inc.(a)(b)	61,146	160,203
Kaleido Biosciences, Inc.(a)(b)	19,163	104,630
KalVista Pharmaceuticals, Inc.(a)	28,539	498,006
Karuna Therapeutics, Inc.(a)	33,928	4,150,412
Karyopharm Therapeutics, Inc.(a)(b)	109,244	635,800
KemPharm, Inc.(a)	42,902	400,276
Keros Therapeutics, Inc.(a)	23,575	932,627
Kezar Life Sciences, Inc.(a)	45,133	389,949
Kiniksa Pharmaceuticals Ltd., Class A(a)	41,111	468,254
Kinnate Biopharma, Inc.(a)	35,543	818,200
Kodiak Sciences, Inc.(a)	51,580	4,950,648
Kronos Bio, Inc.(a)(b)	58,058	1,216,896
Krystal Biotech, Inc.(a)(b)	28,585	1,492,423
Kura Oncology, Inc.(a)	97,596	1,827,973
Kymera Therapeutics, Inc.(a)	51,776	3,041,322
Lexicon Pharmaceuticals, Inc.(a)	102,558	493,304
Ligand Pharmaceuticals, Inc.(a)	22,510	3,136,093
Lineage Cell Therapeutics, Inc.(a)(b)	177,498	447,295
Lyell Immunopharma, Inc.(a)	35,757	529,204
MacroGenics, Inc.(a)	93,307	1,953,849
Madrigal Pharmaceuticals, Inc.(a)	17,177	1,370,553
Magenta Therapeutics, Inc.(a)	54,237	394,845
MannKind Corp.(a)(b)	396,730	1,725,776
Marinus Pharmaceuticals, Inc.(a)(b)	55,784	634,822
MaxCyte, Inc.(a)	23,777	290,317
MeiraGTx Holdings plc(a)	49,617	653,952
Mersana Therapeutics, Inc.(a)	104,963	989,801

Security	Shares	Value

Biotechnology (continued)
MiMedx Group, Inc.(a)	165,237	$1,001,336
Mirum Pharmaceuticals, Inc.(a)	8,546	170,236
Molecular Templates, Inc.(a)	68,237	457,870
Monte Rosa Therapeutics, Inc.(a)(b)	17,497	389,833
Morphic Holding, Inc.(a)	32,042	1,814,859
Mustang Bio, Inc.(a)	80,525	216,612
Myriad Genetics, Inc.(a)	118,117	3,813,998
Neoleukin Therapeutics, Inc.(a)	49,979	361,348
NexImmune, Inc.(a)	8,158	123,512
NGM Biopharmaceuticals, Inc.(a)	49,964	1,050,243
Nkarta, Inc.(a)	22,072	613,822
Nurix Therapeutics, Inc.(a)	49,846	1,493,386
Nuvalent, Inc.(a)	16,230	365,987
Ocugen, Inc.(a)(b)	278,977	2,003,055
Olema Pharmaceuticals, Inc.(a)(b)	38,665	1,065,607
Omega Therapeutics, Inc.(a)	9,752	183,825
Omeros Corp.(a)(b)	90,803	1,252,173
Oncocyte Corp.(a)	110,088	391,913
Oncorus, Inc.(a)	30,013	280,321
Oncternal Therapeutics, Inc.(a)	65,934	274,945
OPKO Health, Inc.(a)(b)	605,169	2,208,867
ORIC Pharmaceuticals, Inc.(a)	46,465	971,583
Outlook Therapeutics, Inc.(a)	125,636	272,630
Oyster Point Pharma, Inc.(a)	21,266	252,002
Pacific Biosciences of California, Inc.(a)	294,652	7,528,359
Passage Bio, Inc.(a)	59,966	597,261
Personalis, Inc.(a)	54,190	1,042,616
Phathom Pharmaceuticals, Inc.(a)	30,061	964,958
PMV Pharmaceuticals, Inc.(a)	39,497	1,177,011
Portage Biotech, Inc.(a)	6,706	136,266
Poseida Therapeutics, Inc.(a)(b)	48,124	350,824
Praxis Precision Medicines, Inc.(a)(b)	49,737	919,637
Precigen, Inc.(a)	144,839	722,747
Precision BioSciences, Inc.(a)(b)	71,991	830,776
Prelude Therapeutics, Inc.(a)(b)	14,971	467,844
Prometheus Biosciences, Inc.(a)(b)	16,327	387,113
Protagonist Therapeutics, Inc.(a)	67,405	1,194,417
Prothena Corp. PLC(a)	54,507	3,882,534
Provention Bio, Inc.(a)	80,450	514,880
PTC Therapeutics, Inc.(a)	109,090	4,059,239
Pulse Biosciences, Inc.(a)	21,148	456,797
Puma Biotechnology, Inc.(a)	47,281	331,440
RadNet, Inc.(a)	66,801	1,957,937
Rapt Therapeutics, Inc.(a)	32,957	1,023,315
Recursion Pharmaceuticals, Inc., Class A(a)(b)	43,331	997,046
REGENXBIO, Inc.(a)	59,760	2,505,139
Relay Therapeutics, Inc.(a)	90,454	2,852,015
Relmada Therapeutics, Inc.(a)	22,508	589,935
Replimune Group, Inc.(a)	43,290	1,283,116
Revolution Medicines, Inc.(a)	89,866	2,472,214
Rhythm Pharmaceuticals, Inc.(a)(b)	67,808	885,572
Rigel Pharmaceuticals, Inc.(a)	256,348	930,543
Rocket Pharmaceuticals, Inc.(a)(b)	60,566	1,810,318
Rubius Therapeutics, Inc.(a)	68,336	1,221,848
Sana Biotechnology, Inc.(a)(b)	131,093	2,952,214
Sangamo Therapeutics, Inc.(a)(b)	177,351	1,597,933
Scholar Rock Holding Corp.(a)	42,334	1,397,869
Selecta Biosciences, Inc.(a)	154,589	643,090
Sensei Biotherapeutics, Inc.(a)(b)	10,002	105,221
Seres Therapeutics, Inc.(a)(b)	105,148	731,830
Sesen Bio, Inc.(a)(b)	256,560	203,503

SERIES SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Shattuck Labs, Inc.(a)	39,554	$806,111
Sigilon Therapeutics, Inc.(a)(b)	10,362	58,545
Silverback Therapeutics, Inc.(a)(b)	32,599	325,338
Singular Genomics Systems, Inc.(a)	15,014	168,007
Solid Biosciences, Inc.(a)	103,306	246,901
Sorrento Therapeutics, Inc.(a)(b)	425,448	3,246,168
Spero Therapeutics, Inc.(a)(b)	32,911	605,892
SpringWorks Therapeutics, Inc.(a)	43,997	2,791,170
Spruce Biosciences, Inc.(a)(b)	9,625	57,846
SQZ Biotechnologies Co.(a)(b)	33,371	481,210
Stoke Therapeutics, Inc.(a)	28,614	727,940
Summit Therapeutics, Inc.(a)	34,667	173,682
Surface Oncology, Inc.(a)	50,001	378,508
Sutro Biopharma, Inc.(a)	65,442	1,236,199
Syros Pharmaceuticals, Inc.(a)	112,522	502,973
Talaris Therapeutics, Inc.(a)	14,720	199,603
Taysha Gene Therapies, Inc.(a)(b)	32,800	610,736
TCR2 Therapeutics, Inc.(a)	43,536	370,491
Tenaya Therapeutics, Inc.(a)	19,279	398,111
Travere Therapeutics, Inc.(a)	90,084	2,184,537
Trevena, Inc.(a)	237,659	292,321
Trillium Therapeutics, Inc.(a)	147,028	2,581,812
Turning Point Therapeutics, Inc.(a)	69,469	4,614,826
Twist Bioscience Corp.(a)	72,639	7,770,194
UroGen Pharma Ltd.(a)(b)	29,912	503,120
Vanda Pharmaceuticals, Inc.(a)	80,750	1,384,055
Vaxart, Inc.(a)	180,304	1,433,417
Vaxcyte, Inc.(a)	59,852	1,518,445
VBI Vaccines, Inc.(a)	276,911	861,193
Veracyte, Inc.(a)	104,018	4,831,636
Verastem, Inc.(a)	257,792	793,999
Vericel Corp.(a)	69,739	3,403,263
Verrica Pharmaceuticals, Inc.(a)(b)	21,272	265,900
Verve Therapeutics, Inc.(a)	24,058	1,130,726
Viking Therapeutics, Inc.(a)	101,263	635,932
Vincerx Pharma, Inc.(a)	17,365	280,792
Vir Biotechnology, Inc.(a)	91,938	4,001,142
Viracta Therapeutics, Inc.(a)	53,640	430,193
VistaGen Therapeutics, Inc.(a)	281,092	770,192
Vor BioPharma, Inc.(a)	29,060	455,661
Werewolf Therapeutics, Inc.(a)	15,232	261,381
XBiotech, Inc.	21,897	283,566
Xencor, Inc.(a)	89,184	2,912,749
XOMA Corp.(a)	9,810	242,798
Y-mAbs Therapeutics, Inc.(a)	53,449	1,525,434
Zentalis Pharmaceuticals, Inc.(a)	54,094	3,604,824
ZIOPHARM Oncology, Inc.(a)(b)	326,456	594,150

		418,898,517

Building Materials — 0.7%
Aspen Aerogels, Inc.(a)(b)	31,735	1,460,127
BlueLinx Holdings, Inc.(a)(b)	13,410	655,481
Caesarstone Ltd.	34,219	425,000
Cornerstone Building Brands, Inc.(a)	83,579	1,221,089
Gibraltar Industries, Inc.(a)	49,249	3,430,193
Griffon Corp.	69,919	1,720,007
Masonite International Corp.(a)	36,910	3,917,258
Patrick Industries, Inc.	34,215	2,850,109
PGT Innovations, Inc.(a)	87,158	1,664,718

Security	Shares	Value

Building Materials (continued)
Quanex Building Products Corp.	55,582	$1,190,011
Simpson Manufacturing Co., Inc.	66,001	7,060,127
Summit Materials, Inc., Class A(a)(b)	180,947	5,784,876

		31,378,996

Building: Climate Control — 0.2%
AAON, Inc.	64,833	4,236,188
Comfort Systems USA, Inc.	54,665	3,898,708
View, Inc.(a)(b)	155,523	842,935

		8,977,831

Building: Roofing, Wallboard & Plumbing(a) — 0.2%
Beacon Roofing Supply, Inc.	84,180	4,020,437
Forterra, Inc.	43,495	1,024,742
JELD-WEN Holding, Inc.	128,531	3,217,131

		8,262,310

Cable Television Services(a) — 0.2%
AMC Networks, Inc., Class A(b)	43,254	2,015,204
Liberty Latin America Ltd., Class A	87,902	1,149,758
Liberty Latin America Ltd., Class C	212,722	2,790,913
WideOpenWest, Inc.	80,336	1,578,602

		7,534,477

Casinos & Gambling(a) — 0.5%
Accel Entertainment, Inc.	92,576	1,123,873
Century Casinos, Inc.	41,366	557,200
Full House Resorts, Inc.(b)	47,443	503,370
Golden Nugget Online Gaming, Inc.	61,035	1,060,178
International Game Technology PLC	153,061	4,028,565
Monarch Casino & Resort, Inc.	19,195	1,285,873
Scientific Games Corp., Class A	149,014	12,378,593

		20,937,652

Cement — 0.0%
Concrete Pumping Holdings, Inc.(a)	40,542	346,229

Chemicals: Diversified — 0.7%
AdvanSix, Inc.(a)	40,566	1,612,498
American Vanguard Corp.	45,118	679,026
Avient Corp.	137,476	6,372,013
Cabot Corp.	84,344	4,227,321
CSW Industrials, Inc.	22,312	2,849,242
Danimer Scientific, Inc.(a)(b)	103,837	1,696,697
Ecovyst, Inc.	78,142	911,136
GCP Applied Technologies, Inc.(a)	73,581	1,612,896
Hawkins, Inc.	29,814	1,039,912
Ingevity Corp.(a)	61,649	4,399,889
Landec Corp.(a)(b)	42,588	392,661
Marrone Bio Innovations, Inc.(a)	93,408	84,161
PureCycle Technologies, Inc.(a)(b)	49,237	653,867
Rayonier Advanced Materials, Inc.(a)	91,699	687,743
Sensient Technologies Corp.	63,806	5,811,450
Zymergen, Inc.(a)(b)	26,928	354,642

		33,385,154

Chemicals: Specialty — 0.8%
Amyris, Inc.(a)	264,800	3,635,704
Balchem Corp.	48,879	7,090,877
FutureFuel Corp.	39,115	278,890
Innospec, Inc.	38,359	3,230,595
Kraton Corp.(a)	47,918	2,186,977
Livent Corp.(a)	245,563	5,674,961

6

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals: Specialty (continued)
Orion Engineered Carbons SA(a)	92,002	$1,677,196
Park Aerospace Corp.	31,735	434,135
Quaker Chemical Corp.	20,512	4,876,113
Stepan Co.	32,682	3,691,105
Tronox Holdings PLC, Class A	174,544	4,302,510

		37,079,063

Coal — 0.2%
Arch Resources, Inc.(a)	22,776	2,112,474
CONSOL Energy, Inc.(a)	50,564	1,315,675
Peabody Energy Corp.(a)	126,069	1,864,561
Warrior Met Coal, Inc.	76,900	1,789,463

		7,082,173

Commercial Banks — 0.1%
Dime Community Bancshares, Inc.	53,787	1,756,683
HomeTrust Bancshares, Inc.	24,560	687,189

		2,443,872

Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	13,666	1,483,034
Meta Financial Group, Inc.	46,248	2,427,095
Ocwen Financial Corp.(a)	11,669	328,249
PennyMac Financial Services, Inc.	49,920	3,051,610
RE/MAX Holdings, Inc., Class A	28,201	878,743
Velocity Financial Inc.(a)(b)	17,616	231,827
Walker & Dunlop, Inc.	44,593	5,061,305

		13,461,863

Commercial Services & Supplies — 0.0%
National Research Corp.	19,745	832,647

Commercial Services: Rental & Leasing — 0.6%
CAI International, Inc.	24,754	1,383,996
GATX Corp.	53,002	4,746,859
GMS, Inc.(a)	64,792	2,837,890
H&E Equipment Services, Inc.	48,832	1,694,959
Herc Holdings, Inc.(a)	38,740	6,332,440
Marlin Business Services Corp.	12,216	271,562
McGrath RentCorp	36,892	2,654,379
NOW, Inc.(a)	167,068	1,278,070
Rush Enterprises, Inc., Class B	10,246	468,959
Triton International Ltd.	101,374	5,275,503
Willis Lease Finance Corp.(a)	4,940	183,719

		27,128,336

Commercial Vehicles & Parts — 0.2%
Blue Bird Corp.(a)	22,856	476,776
Commercial Vehicle Group, Inc.(a)	48,409	457,949
Cooper-Standard Holdings, Inc.(a)	25,764	564,489
Miller Industries, Inc.	17,235	586,679
Modine Manufacturing Co.(a)	71,597	811,194
Motorcar Parts of America, Inc.(a)	27,475	535,763
REV Group, Inc.	40,519	695,306
Rush Enterprises, Inc., Class A	66,079	2,984,128
Shyft Group, Inc.(b)	52,875	2,009,779
Wabash National Corp.	81,178	1,228,223

		10,350,286

Communications Technology — 0.8%
908 Devices, Inc.(a)(d)	19,792	643,636
ADTRAN, Inc.	72,278	1,355,935
Anterix, Inc.(a)	16,723	1,015,086
Avaya Holdings Corp.(a)(b)	124,977	2,473,295

Security	Shares	Value

Communications Technology (continued)
Aviat Networks, Inc.(a)	10,089	$331,525
Bandwidth, Inc., Class A(a)(b)	34,503	3,114,931
Calix, Inc.(a)	84,857	4,194,481
Casa Systems, Inc.(a)	46,447	314,911
Comtech Telecommunications Corp.	37,606	963,090
Digi International, Inc.(a)	56,150	1,180,273
DZS, Inc.(a)	31,355	384,412
EchoStar Corp., Class A(a)	61,601	1,571,441
Extreme Networks, Inc.(a)	184,719	1,819,482
Harmonic, Inc.(a)	143,427	1,254,986
Infinera Corp.(a)(b)	273,521	2,275,695
Inseego Corp.(a)(b)	129,668	863,589
InterDigital, Inc.	47,093	3,193,847
KVH Industries, Inc.(a)	27,118	261,146
Loral Space & Communications, Inc.	19,206	826,050
Maxar Technologies, Inc.	108,705	3,078,526
NeoPhotonics Corp.(a)	75,663	659,025
NETGEAR, Inc.(a)(b)	45,468	1,450,884
Ooma, Inc.(a)	33,106	616,103
Plantronics, Inc.(a)	63,846	1,641,481
Ribbon Communications, Inc.(a)	123,523	738,667

		36,222,497

Computer Services Software & Systems — 7.9%
A10 Networks, Inc.(a)	89,959	1,212,647
ACI Worldwide, Inc.(a)	178,385	5,481,771
Alarm.com Holdings, Inc.(a)	72,237	5,648,211
Alkami Technology, Inc.(a)	10,447	257,832
Altair Engineering, Inc., Class A(a)(b)	69,686	4,804,153
American Software, Inc., Class A	45,510	1,080,862
Appfolio, Inc., Class A(a)(b)	28,190	3,394,076
Appian Corp.(a)(b)	59,705	5,523,310
Asana, Inc., Class A(a)	112,465	11,678,366
Aterian, Inc.(a)(b)	44,027	476,812
Avid Technology, Inc.(a)	54,365	1,572,236
Benefitfocus, Inc.(a)	41,692	462,781
BigCommerce Holdings, Inc., Series-1(a)	74,168	3,755,868
Blackbaud, Inc.(a)	73,639	5,180,504
Blackline, Inc.(a)(b)	81,767	9,653,412
Blucora, Inc.(a)	71,424	1,113,500
Bottomline Technologies DE, Inc.(a)	67,849	2,665,109
Box, Inc., Class A(a)	217,501	5,148,249
Brightcove, Inc.(a)	60,050	692,977
BTRS Holdings, Inc.(a)(b)	97,883	1,041,475
Cargurus, Inc.(a)	143,244	4,499,294
Cerence, Inc.(a)(b)	57,371	5,513,927
Cleanspark, Inc.(a)(b)	49,621	575,107
Cloudera, Inc.(a)	352,961	5,636,787
CommVault Systems, Inc.(a)	69,035	5,199,026
ComScore, Inc.(a)(b)	90,134	351,523
Cornerstone OnDemand, Inc.(a)	94,695	5,422,236
Covetrus, Inc.(a)	159,416	2,891,806
CSG Systems International, Inc.	48,976	2,360,643
DarioHealth Corp.(a)	19,922	271,935
Digimarc Corp.(a)(b)	17,861	615,133
Digital Turbine, Inc.(a)(b)	137,948	9,483,925
DigitalOcean Holdings, Inc.(a)	75,083	5,828,693
Domo, Inc., Class B(a)	41,395	3,495,394
E2open Parent Holdings, Inc.(a)	245,729	2,776,738
Ebix, Inc.	40,048	1,078,493
Envestnet, Inc.(a)(b)	83,050	6,663,932

SERIES SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Services Software & Systems (continued)
ePlus, Inc.(a)	20,414	$2,094,681
Eventbrite, Inc., Class A(a)	120,750	2,283,382
EverQuote, Inc., Class A(a)	28,951	539,357
Evolent Health, Inc., Class A(a)(b)	120,325	3,730,075
fuboTV, Inc.(a)(b)	200,408	4,801,776
GAN Ltd.(a)(b)	60,822	904,423
Grid Dynamics Holdings, Inc.(a)	64,029	1,870,927
Groupon, Inc.(a)(b)	38,791	884,823
GTY Technology Holdings, Inc.(a)(b)	67,891	510,540
HyreCar, Inc.(a)	26,547	225,649
Ideanomics, Inc.(a)(b)	619,244	1,219,911
Inovalon Holdings, Inc., Class A(a)	113,094	4,556,557
Intelligent Systems Corp.(a)	11,424	463,929
JFrog Ltd.(a)(b)	82,508	2,764,018
Limelight Networks, Inc.(a)	179,297	426,727
LivePerson, Inc.(a)(b)	98,044	5,779,694
LiveRamp Holdings, Inc.(a)	99,387	4,694,048
Magnite, Inc.(a)(b)	197,424	5,527,872
ManTech International Corp., Class A	41,267	3,132,991
Marathon Digital Holdings, Inc.(a)(b)	144,236	4,554,973
MicroStrategy, Inc., Class A(a)(b)	11,927	6,898,577
Mimecast Ltd.(a)	92,700	5,895,720
Mitek Systems, Inc.(a)	64,044	1,184,814
Momentive Global, Inc.(a)	197,779	3,876,468
Multiplan Corp.(a)(b)	352,092	1,982,278
NetScout Systems, Inc.(a)	104,713	2,822,015
ON24, Inc.(a)	40,833	814,210
OneSpan, Inc.(a)	56,990	1,070,272
Ouster, Inc.(a)(b)	43,454	318,083
PagerDuty, Inc.(a)	123,269	5,105,802
PAR Technology Corp.(a)(b)	36,018	2,215,467
Parsons Corp.(a)(b)	37,875	1,278,660
Paya Holdings, Inc.(a)(b)	120,126	1,305,770
PDF Solutions, Inc.(a)	43,263	996,780
Perficient, Inc.(a)	49,533	5,730,968
Ping Identity Holding Corp.(a)(b)	75,650	1,858,720
Progress Software Corp.	67,570	3,323,768
PROS Holdings, Inc.(a)	61,030	2,165,344
Q2 Holdings, Inc.(a)(b)	82,431	6,606,020
QAD, Inc., Class A	18,308	1,599,936
Rackspace Technology, Inc.(a)	81,065	1,152,744
Rapid7, Inc.(a)(b)	85,090	9,616,872
Rimini Street, Inc.(a)	67,974	655,949
Riot Blockchain, Inc.(a)(b)	127,384	3,273,769
SailPoint Technologies Holding, Inc.(a)	138,325	5,931,376
Sapiens International Corp. NV	51,299	1,476,385
Schrodinger, Inc.(a)	68,985	3,772,100
SecureWorks Corp., Class A(a)	13,813	274,602
ShotSpotter, Inc.(a)	12,094	439,859
Shutterstock, Inc.	35,613	4,035,665
Simulations Plus, Inc.	22,499	888,710
Smith Micro Software, Inc.(a)	93,421	452,158
Sprout Social, Inc., Class A(a)	68,101	8,304,917
SPS Commerce, Inc.(a)	55,096	8,887,536
Sumo Logic, Inc.(a)(b)	131,952	2,127,066
TechTarget, Inc.(a)	38,426	3,167,071
Telos Corp.(a)	60,834	1,728,902
Tenable Holdings, Inc.(a)	138,548	6,392,605
Tucows, Inc., Class A(a)(b)	14,386	1,135,775

Security	Shares	Value

Computer Services Software & Systems (continued)
Unisys Corp.(a)(b)	100,338	$2,522,497
Upland Software, Inc.(a)	45,169	1,510,451
Upwork, Inc.(a)	180,263	8,117,243
Varonis Systems, Inc.(a)	160,474	9,764,843
Verint Systems, Inc.(a)(b)	97,857	4,383,015
Veritone, Inc.(a)(b)	43,131	1,030,400
Verra Mobility Corp.(a)	203,479	3,066,429
Viant Technology, Inc., Class A(a)	18,892	230,860
VirnetX Holding Corp.(a)	96,165	376,967
Workiva, Inc.(a)	65,549	9,239,787
Yelp, Inc.(a)	108,122	4,026,463
Yext, Inc.(a)(b)	170,035	2,045,521
Zix Corp.(a)	83,627	591,243
Zuora, Inc., Class A(a)(b)	166,919	2,767,517

		354,912,065

Computer Technology — 0.6%
3D Systems Corp.(a)	183,969	5,072,025
Cantaloupe, Inc.(a)	85,825	925,194
Corsair Gaming, Inc.(a)(b)	41,270	1,070,131
Diebold Nixdorf, Inc.(a)	118,421	1,197,236
Identiv, Inc.(a)	30,066	566,444
Impinj, Inc.(a)(b)	30,549	1,745,264
Insight Enterprises, Inc.(a)	53,009	4,775,051
PC Connection, Inc.	16,720	736,182
Quantum Corp.(a)	90,596	469,287
Super Micro Computer, Inc.(a)	65,531	2,396,469
Synaptics, Inc.(a)	53,399	9,597,402

		28,550,685

Construction — 0.4%
Construction Partners, Inc., Class A(a)(b)	43,178	1,440,850
EMCOR Group, Inc.	80,650	9,305,397
Granite Construction, Inc.	71,582	2,831,068
Great Lakes Dredge & Dock Corp.(a)(b)	96,393	1,454,570
Innovate Corp.(a)(b)	77,220	316,602
Primoris Services Corp.	81,337	1,991,943
Sterling Construction Co., Inc.(a)(b)	41,720	945,793
Tutor Perini Corp.(a)	62,081	805,811

		19,092,034

Consumer Electronics(a) — 0.2%
Sonos, Inc.	182,376	5,901,687
Universal Electronics, Inc.	20,123	991,058
VOXX International Corp.	30,284	346,752
Vuzix Corp.	88,923	930,134

		8,169,631

Consumer Lending — 0.7%
Curo Group Holdings Corp.	32,093	556,172
Encore Capital Group, Inc.(a)(b)	47,709	2,350,622
Enova International, Inc.(a)	55,026	1,901,148
Ezcorp, Inc., Class A(a)	71,050	537,849
FirstCash, Inc.	60,362	5,281,675
LendingTree, Inc.(a)	17,681	2,472,334
Marcus & Millichap, Inc.(a)	35,893	1,457,974
MoneyGram International, Inc.(a)(b)	135,919	1,090,070
Navient Corp.	250,324	4,938,893
Nelnet, Inc., Class A	26,260	2,080,842
Oportun Financial Corp.(a)	30,188	755,606
PRA Group, Inc.(a)	68,675	2,893,965

8

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Lending (continued)
PROG Holdings, Inc.	100,827	$4,235,742
Regional Management Corp.	12,891	749,998
World Acceptance Corp.(a)	6,745	1,278,717

		32,581,607

Consumer Services: Miscellaneous — 0.2%
Cars.com, Inc.(a)	103,348	1,307,352
Chuy’s Holdings, Inc.(a)	30,052	947,540
Franchise Group, Inc.	42,729	1,513,034
KAR Auction Services, Inc.(a)	179,568	2,943,119
WW International, Inc.(a)(b)	83,641	1,526,448

		8,237,493

Containers & Packaging — 0.3%
Greif, Inc., Class A	38,555	2,490,653
Greif, Inc., Class B	10,120	655,776
Myers Industries, Inc.	53,357	1,044,196
O-I Glass, Inc.(a)	239,074	3,411,586
Pactiv Evergreen, Inc.	60,715	760,152
Ranpak Holdings Corp.(a)	59,234	1,588,656
UFP Technologies, Inc.(a)(b)	11,366	700,032
Veritiv Corp.(a)(b)	22,431	2,008,920

		12,659,971

Cosmetics — 0.1%elf Beauty, Inc.(a)	73,849	2,145,314
Inter Parfums, Inc.	27,159	2,030,678
Revlon, Inc., Class A(a)	11,949	120,804

		4,296,796

Diversified Financial Services — 0.7%
Alerus Financial Corp.	21,917	654,880
Associated Capital Group, Inc., Class A	3,113	116,457
Cannae Holdings, Inc.(a)	130,054	4,045,980
European Wax Center, Inc., Class A(a)	14,569	408,078
Greenhill & Co., Inc.	22,224	324,915
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	116,466	6,228,602
Houlihan Lokey, Inc.	76,969	7,088,845
MBIA, Inc.(a)(b)	76,509	983,141
MidWestOne Financial Group, Inc.	23,793	717,597
Moelis & Co., Class A	92,688	5,734,606
Piper Sandler Cos.	26,738	3,702,143
Tiptree, Inc.	37,480	375,550

		30,380,794

Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	71,675	2,990,998
Custom Truck One Source, Inc.(a)(b)	69,317	646,727
Enerpac Tool Group Corp.	89,708	1,859,647
Federal Signal Corp.	91,305	3,526,199
Harsco Corp.(a)(b)	117,615	1,993,574
Luxfer Holdings PLC	41,578	816,176
Lydall, Inc.(a)	25,519	1,584,475
OSI Systems, Inc.(a)	26,193	2,483,096
PowerSchool Holdings, Inc., Class A(a)(b)	64,065	1,576,640
Raven Industries, Inc.(a)	54,442	3,136,404
Standex International Corp.	18,771	1,856,639
TriMas Corp.(a)	66,474	2,151,099

		24,621,674

Diversified Materials & Processing — 0.2%
Belden, Inc.(b)	66,534	3,876,271
Encore Wire Corp.	30,769	2,917,824

Security	Shares	Value

Diversified Materials & Processing (continued)
Insteel Industries, Inc.	28,902	$1,099,721
Koppers Holdings, Inc.(a)	31,212	975,687
NL Industries, Inc.	9,941	57,260
Tredegar Corp.	40,253	490,282
Uranium Energy Corp.(a)(b)	350,571	1,069,242

		10,486,287

Diversified Media — 0.0%
EW Scripps Co., Class A	85,234	1,539,326
Hemisphere Media Group, Inc.(a)	26,455	322,222

		1,861,548

Diversified Retail — 1.0%
Big Lots, Inc.	52,816	2,290,102
BJ’s Wholesale Club Holdings, Inc.(a)	207,768	11,410,618
Dillard’s, Inc., Class A	8,853	1,527,320
Duluth Holdings, Inc., Class B(a)	17,500	238,525
Global Industrial Co.	19,080	722,941
Macy’s, Inc.	469,451	10,609,593
Overstock.com, Inc.(a)(b)	64,869	5,054,592
Porch Group, Inc.(a)	116,742	2,063,999
PriceSmart, Inc.	36,353	2,819,175
Revolve Group, Inc.(a)(b)	54,184	3,346,946
Stitch Fix, Inc., Class A(a)(b)	88,810	3,547,959
Winmark Corp.	5,762	1,239,003

		44,870,773

Drug & Grocery Store Chains — 0.2%
Ingles Markets, Inc., Class A.	21,431	1,415,089
PetMed Express, Inc.	29,675	797,367
Rite Aid Corp.(a)	82,680	1,174,056
Sprouts Farmers Market, Inc.(a)	174,045	4,032,623
Village Super Market, Inc., Class A	13,818	299,574
Weis Markets, Inc.	25,358	1,332,563

		9,051,272

Education Services — 0.6%
2U, Inc.(a)	108,204	3,632,408
Adtalem Global Education, Inc.(a)	75,850	2,867,888
American Public Education, Inc.(a)	30,013	768,633
Coursera, Inc.(a)	87,846	2,780,326
Franklin Covey Co.(a)	19,637	800,993
Graham Holdings Co., Class B	5,812	3,424,198
HealthStream, Inc.(a)	36,244	1,035,854
Houghton Mifflin Harcourt Co.(a)	192,576	2,586,296
Laureate Education, Inc., Class A(a)	152,071	2,583,686
Perdoceo Education Corp.(a)	102,132	1,078,514
Strategic Education, Inc.	36,336	2,561,688
Stride, Inc.(a)(b)	61,371	2,205,674

		26,326,158

Electronic Components — 0.8%
Acacia Research Corp.(a)	73,479	498,922
American Superconductor Corp.(a)(b)	40,149	585,372
Array Technologies, Inc.(a)(b)	193,073	3,575,712
Eos Energy Enterprises, Inc.(a)(b)	64,150	900,024
Methode Electronics, Inc.	59,022	2,481,875
MicroVision, Inc.(a)(b)	251,799	2,782,379
Novanta, Inc.(a)(b)	53,550	8,273,475
NVE Corp.	7,682	491,418
Rogers Corp.(a)	28,523	5,318,969
Sanmina Corp.(a)	97,970	3,775,764
ScanSource, Inc.(a)	38,392	1,335,658

SERIES SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Components (continued)
Stem, Inc.(a)	74,511	$1,780,068
TTM Technologies, Inc.(a)	161,307	2,027,629
Velodyne Lidar, Inc.(a)(b)	107,684	637,489

		34,464,754

Electronic Entertainment — 0.0%
PlayAGS, Inc.(a)	39,489	311,174
Turtle Beach Corp.(a)	23,215	645,841
Via Renewables, Inc.	18,805	191,623

		1,148,638

Electronics(a) — 0.5%
Agilysys, Inc.	29,082	1,522,734
Daktronics, Inc.	60,802	330,155
II-VI, Inc.(b)	159,049	9,441,149
Integer Holdings Corp.	50,207	4,485,493
iRobot Corp.	43,225	3,393,162
Iteris, Inc.(b)	65,743	347,123
nLight, Inc.(b)	64,513	1,818,621

		21,338,437

Energy Equipment — 0.6%
API Group Corp.(a)(e)	299,413	6,093,055
Arcosa, Inc.	73,666	3,695,823
Beam Global(a)(b)	13,184	360,846
Bloom Energy Corp., Class A(a)	212,474	3,977,513
FuelCell Energy, Inc.(a)(b)	497,577	3,328,790
Matador Resources Co.	168,796	6,421,000
SunPower Corp.(a)(b)	124,931	2,833,435
TPI Composites, Inc.(a)	54,901	1,852,909

		28,563,371

Engineering & Contracting Services — 1.0%
Argan, Inc.	22,506	982,837
Dycom Industries, Inc.(a)	45,401	3,234,367
Exponent, Inc.	78,789	8,914,975
Fluor Corp.(a)	211,563	3,378,661
IES Holdings, Inc.(a)	12,597	575,557
KBR, Inc.	215,246	8,480,693
Mistras Group, Inc.(a)	27,467	279,065
MYR Group, Inc.(a)	25,004	2,487,898
NETSTREIT Corp.	59,568	1,408,783
Tetra Tech, Inc.	81,852	12,223,778
VSE Corp.	14,705	708,340
Willdan Group, Inc.(a)	15,414	548,584

		43,223,538

Entertainment(a) — 0.9%
AMC Entertainment Holdings, Inc., Class A(b)	783,773	29,830,400
Chicken Soup For The Soul Entertainment, Inc.	10,364	237,025
Cinemark Holdings, Inc.	165,507	3,179,390
CuriosityStream, Inc.(b)	38,908	410,090
Golden Entertainment, Inc.	25,903	1,271,578
IMAX Corp.	75,894	1,440,468
Lions Gate Entertainment Corp., Class A(b)	109,862	1,558,942
Lions Gate Entertainment Corp., Class B	161,198	2,095,574

		40,023,467

Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	102,387	4,608,439
BrightView Holdings, Inc.(a)	60,499	892,965
Brink’s Co.	74,013	4,685,023
Healthcare Services Group, Inc.	114,242	2,854,907
IBEX Holdings Ltd.(a)	10,191	173,247

Security	Shares	Value

Environmental, Maintenance, & Security Service (continued)
Montrose Environmental Group, Inc.(a)	36,369	$2,245,422
SP Plus Corp.(a)	34,800	1,067,316
UniFirst Corp.	22,656	4,817,119
Vivint Smart Home, Inc.(a)	139,486	1,318,143

		22,662,581

Financial Data & Systems — 0.6%
Atlanticus Holdings Corp.(a)(b)	7,396	392,432
Cass Information Systems, Inc.	22,211	929,530
Donnelley Financial Solutions, Inc.(a)	44,696	1,547,376
Everi Holdings, Inc.(a)	126,074	3,048,469
EVERTEC, Inc.	91,405	4,179,037
Evo Payments, Inc., Class A(a)	68,630	1,625,158
Green Dot Corp., Class A(a)	80,675	4,060,373
GreenBox POS(a)(b)	25,085	207,955
GreenSky, Inc., Class A(a)	111,319	1,244,546
I3 Verticals, Inc., Class A(a)(b)	28,720	695,311
International Money Express, Inc.(a)	48,440	808,948
LendingClub Corp.(a)	149,037	4,208,805
Priority Technology Holdings, Inc.(a)	9,786	65,371
Repay Holdings Corp.(a)(b)	131,837	3,036,206
Value Line, Inc.	1,578	54,062

		26,103,579

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	14,822	166,303

Foods — 1.2%
AppHarvest, Inc.(a)(b)	106,445	694,021
B&G Foods, Inc.	97,006	2,899,509
BellRing Brands, Inc., Class A(a)	60,091	1,847,798
Chefs’ Warehouse, Inc.(a)	48,326	1,573,978
HF Foods Group, Inc.(a)	54,160	327,668
Hostess Brands, Inc.(a)	199,564	3,466,427
J&J Snack Foods Corp.	22,736	3,474,516
John B Sanfilippo & Son, Inc.	13,010	1,063,177
Laird Superfood, Inc.(a)(b)	11,995	228,865
Lancaster Colony Corp.	28,430	4,799,268
Medifast, Inc.	17,838	3,436,312
Mission Produce, Inc.(a)	53,823	989,267
Nature’s Sunshine Products, Inc.	13,928	204,045
Performance Food Group Co.(a)	231,199	10,741,506
Seneca Foods Corp., Class A(a)	10,032	483,743
Simply Good Foods Co.(a)(b)	129,454	4,464,869
SpartanNash Co.	55,087	1,206,405
Tattooed Chef, Inc.(a)(b)	72,463	1,335,493
Tootsie Roll Industries, Inc.	24,156	735,067
TreeHouse Foods, Inc.(a)(b)	78,155	3,116,821
United Natural Foods, Inc.(a)	84,930	4,112,311
Utz Brands, Inc.	87,842	1,504,733
Vital Farms, Inc.(a)	35,380	621,627
Whole Earth Brands, Inc.(a)	54,847	633,483

		53,960,909

Forest Products — 0.2%
Boise Cascade Co.	59,930	3,235,021
UFP Industries, Inc.	90,646	6,162,115

		9,397,136

Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	64,081	2,299,867

10

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Forms & Bulk Printing Services (continued)
Ennis, Inc.	39,632	$747,063
RR Donnelley & Sons Co.(a)	104,632	537,809

		3,584,739

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	22,934	1,493,003

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	26,364	1,175,571
Hillenbrand, Inc.	109,803	4,683,098
Matthews International Corp., Class A	46,359	1,608,193

		7,466,862

Gas Pipeline — 0.1%
Altus Midstream Co., Class A	4,956	342,113
Equitrans Midstream Corp.	626,311	6,350,793

		6,692,906

Glass — 0.0%
Apogee Enterprises, Inc.	38,941	1,470,412

Gold(a) — 0.1%
Coeur Mining, Inc.(b)	393,167	2,425,840
Novagold Resources, Inc.	355,241	2,444,058

		4,869,898

Health Care Equipment & Supplies — 0.0%
Inogen, Inc.(a)	31,294	1,348,458

Health Care Facilities — 0.9%
Apollo Medical Holdings, Inc.(a)	57,258	5,213,341
Brookdale Senior Living, Inc.(a)	280,529	1,767,333
CVRx, Inc.(a)	11,889	196,644
Ensign Group, Inc.	80,117	5,999,962
Hanger, Inc.(a)	57,173	1,255,519
Joint Corp.(a)	20,324	1,992,158
LifeStance Health Group, Inc.(a)(b)	68,301	990,364
National HealthCare Corp.	18,914	1,323,602
Ontrak, Inc.(a)(b)	12,797	128,482
Pliant Therapeutics, Inc.(a)(b)	38,444	648,935
RxSight, Inc.(a)(b)	12,164	154,118
Select Medical Holdings Corp.	167,330	6,052,326
Sight Sciences, Inc.(a)	16,298	369,965
Tenet Healthcare Corp.(a)	161,586	10,735,774
U.S. Physical Therapy, Inc.	19,451	2,151,280

		38,979,803

Health Care Management Services — 0.4%
1Life Healthcare, Inc.(a)(b)	176,519	3,574,510
Computer Programs & Systems, Inc.	20,882	740,476
Magellan Health, Inc.(a)	36,600	3,460,530
Option Care Health, Inc.(a)	227,987	5,530,964
Progyny, Inc.(a)	96,252	5,390,112
Triple-S Management Corp.(a)	33,003	1,167,316

		19,863,908

Health Care Services — 2.4%
Accelerate Diagnostics, Inc.(a)(b)	52,110	303,801
Accolade, Inc.(a)	76,076	3,208,125
Addus HomeCare Corp.(a)	24,018	1,915,435
Agiliti, Inc.(a)	38,298	729,194
Alignment Healthcare, Inc.(a)	37,295	595,974
Allscripts Healthcare Solutions, Inc.(a)(b)	189,629	2,535,340
American Well Corp., Class A(a)(b)	281,434	2,563,864
AMN Healthcare Services, Inc.(a)	71,686	8,225,968

Security	Shares	Value

Health Care Services (continued)
Aveanna Healthcare Holdings, Inc.(a)	58,037	$465,457
Biodesix, Inc.(a)	20,553	168,946
Butterfly Network, Inc.(a)	277,154	2,893,488
Cara Therapeutics, Inc.(a)	69,817	1,078,673
Convey Holding Parent, Inc.(a)	18,454	155,014
CorVel Corp.(a)	13,403	2,495,907
Cross Country Healthcare, Inc.(a)	55,174	1,171,896
Flexion Therapeutics, Inc.(a)(b)	66,694	406,833
Forian, Inc.(a)(b)	26,005	268,372
Health Catalyst, Inc.(a)(b)	76,492	3,825,365
HealthEquity, Inc.(a)	124,436	8,058,475
Inari Medical, Inc.(a)(b)	51,310	4,161,241
LHC Group, Inc.(a)	46,552	7,304,474
MEDNAX, Inc.(a)	114,501	3,255,263
ModivCare, Inc.(a)	18,848	3,423,174
NantHealth, Inc.(a)	45,434	73,149
NeoGenomics, Inc.(a)(b)	173,816	8,384,884
NextGen Healthcare, Inc.(a)	93,671	1,320,761
Omnicell, Inc.(a)	65,886	9,779,459
OptimizeRx Corp.(a)(b)	26,897	2,301,038
Ortho Clinical Diagnostics Holdings PLC(a)	165,985	3,067,403
Pennant Group, Inc.(a)	38,847	1,091,212
Phibro Animal Health Corp., Class A	31,916	687,471
Phreesia, Inc.(a)	74,333	4,586,346
Privia Health Group, Inc.(a)	29,290	690,072
R1 RCM, Inc.(a)	183,629	4,041,674
Ryman Hospitality Properties, Inc.(a)	82,374	6,894,704
SOC Telemed, Inc.(a)(b)	60,432	136,576
Surgery Partners, Inc.(a)(b)	48,016	2,032,997
Tabula Rasa HealthCare, Inc.(a)(b)	35,951	942,276
Talis Biomedical Corp.(a)(b)	18,330	114,562
Tivity Health, Inc.(a)(b)	66,397	1,531,115
Viemed Healthcare, Inc.(a)	53,389	296,309

		107,182,287

Health Care: Miscellaneous(a) — 0.2%
Absci Corp.	21,122	245,649
Berkeley Lights, Inc.	71,992	1,408,164
Medpace Holdings, Inc.	44,330	8,390,782

		10,044,595

Home Building — 0.9%
Beazer Homes USA, Inc.(a)	43,548	751,203
Century Communities, Inc.	44,860	2,756,647
Hovnanian Enterprises, Inc., Class A(a)	7,645	736,901
Installed Building Products, Inc.	36,592	3,920,833
KB Home	127,037	4,944,280
Legacy Housing Corp.(a)	14,089	253,179
LGI Homes, Inc.(a)	33,672	4,778,393
M/I Homes, Inc.(a)(b)	44,516	2,573,025
MDC Holdings, Inc.	85,948	4,015,491
Meritage Homes Corp.(a)	56,663	5,496,311
Taylor Morrison Home Corp.(a)	185,870	4,791,729
Tri Pointe Homes, Inc.(a)	171,730	3,609,765

		38,627,757

Hotel/Motel(a) — 0.2%
Bally’s Corp.	49,563	2,485,089
F45 Training Holdings, Inc.	29,995	448,725
Krispy Kreme, Inc.(b)	32,752	458,528
Marcus Corp.	34,260	597,837

SERIES SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotel/Motel (continued)
NEOGAMES SA	7,862	$288,693
Red Rock Resorts, Inc., Class A	94,501	4,840,341
Xponential Fitness, Inc., Class A	13,609	172,698

		9,291,911

Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	10,779	168,907
National Presto Industries, Inc.	7,716	633,329
Snap One Holdings Corp.(a)	17,057	284,340
Traeger, Inc.(a)	32,873	688,032

		1,774,608

Household Equipment & Products — 0.7%
Central Garden & Pet Co.(a)	21,461	1,030,128
Central Garden & Pet Co., Class A(a)	54,278	2,333,954
Energizer Holdings, Inc.	102,337	3,996,260
Helen of Troy Ltd.(a)	36,625	8,228,905
LiveOne, Inc.(a)(b)	71,532	213,881
Tupperware Brands Corp.(a)	71,767	1,515,719
Weber, Inc.(a)(b)	24,323	427,841
Zurn Water Solutions Corp.	184,369	11,853,083

		29,599,771

Household Furnishings — 0.3%
American Woodmark Corp.(a)	24,508	1,602,088
Bassett Furniture Industries, Inc.	13,681	247,763
Casper Sleep, Inc.(a)	39,570	168,964
Ethan Allen Interiors, Inc.	34,222	811,061
Flexsteel Industries, Inc.	9,438	291,445
Hooker Furniture Corp.	18,337	494,916
Kirkland’s, Inc.(a)	21,128	405,869
La-Z-Boy, Inc.	67,768	2,184,163
Lifetime Brands, Inc.	19,521	355,087
Lovesac Co.(a)	19,504	1,289,019
Purple Innovation, Inc.(a)	87,727	1,844,022
Sleep Number Corp.(a)	34,773	3,250,580

		12,944,977

Insurance: Life — 0.4%
American Equity Investment Life Holding Co.	123,982	3,666,148
Bright Health Group, Inc.(a)	68,166	556,235
Citizens, Inc.(a)(b)	76,911	477,617
CNO Financial Group, Inc.	196,824	4,633,237
Independence Holding Co.	8,767	434,756
MetroMile, Inc.(a)	54,157	192,257
National Western Life Group, Inc., Class A	4,419	930,597
Selectquote, Inc.(a)(b)	203,308	2,628,772
Trean Insurance Group, Inc.(a)	31,544	326,480
Trupanion, Inc.(a)(b)	58,162	4,517,443

		18,363,542

Insurance: Multi-Line — 0.5%
American National Group, Inc.	11,181	2,113,544
BRP Group, Inc., Class A(a)	73,211	2,437,194
Crawford & Co., Class A	27,856	249,868
eHealth, Inc.(a)	39,271	1,590,475
Goosehead Insurance, Inc., Class A	26,661	4,060,204
Horace Mann Educators Corp.	66,033	2,627,453
James River Group Holdings Ltd.	48,689	1,837,036
Maiden Holdings Ltd.(a)	93,379	295,078

Security	Shares	Value

Insurance: Multi-Line (continued)
Mr Cooper Group, Inc.(a)	107,834	$4,439,526
SiriusPoint Ltd.(a)	130,195	1,205,606

		20,855,984

Insurance: Property-Casualty — 1.5%
AMERISAFE, Inc.	28,588	1,605,502
Argo Group International Holdings Ltd.	47,416	2,476,064
Donegal Group, Inc., Class A	16,442	238,245
Employers Holdings, Inc.	44,106	1,741,746
Enstar Group Ltd.(a)	18,875	4,430,529
Essent Group Ltd.	167,854	7,387,255
Genworth Financial, Inc., Class A(a)	761,926	2,857,222
Greenlight Capital Re Ltd., Class A(a)	45,606	337,028
HCI Group, Inc.	9,261	1,025,841
Heritage Insurance Holdings, Inc.	37,672	256,546
Hilltop Holdings, Inc.	96,294	3,145,925
Investors Title Co.	2,120	387,112
Kinsale Capital Group, Inc.	33,173	5,364,074
NI Holdings, Inc.(a)	17,790	312,392
NMI Holdings, Inc., Class A(a)	125,480	2,837,103
Palomar Holdings, Inc.(a)	37,025	2,992,731
ProAssurance Corp.	79,587	1,892,579
Radian Group, Inc.	282,041	6,407,972
RLI Corp.	60,305	6,046,782
Safety Insurance Group, Inc.	21,829	1,729,948
Selective Insurance Group, Inc.	89,577	6,765,751
State Auto Financial Corp.	27,251	1,388,438
Stewart Information Services Corp.	40,510	2,562,663
United Fire Group, Inc.	30,461	703,649
United Insurance Holdings Corp.	29,849	108,352
Universal Insurance Holdings, Inc.	42,660	556,286

		65,557,735

International Trade & Diversified Logistic(a) — 0.1%
CryoPort, Inc.	61,075	4,062,098
Radiant Logistics, Inc.	64,753	413,772
Vectrus, Inc.	17,636	886,738

		5,362,608

Internet Software & Services(a) — 0.2%
1stdibs.com, Inc.(b)	10,479	129,940
ChannelAdvisor Corp.	42,543	1,073,360
eGain Corp.	34,204	348,881
Flywire Corp.(b)	17,853	782,675
Gogo, Inc.(b)	90,829	1,571,342
MediaAlpha, Inc., Class A	32,376	604,784
Outbrain, Inc.	11,684	172,923
Quotient Technology, Inc.	131,056	762,746
TrueCar, Inc.	150,084	624,349
Xometry, Inc., Class A	12,099	697,749

		6,768,749

Leisure Time — 0.8%
Acushnet Holdings Corp.	52,222	2,438,767
American Outdoor Brands, Inc.(a)	20,502	503,529
AMMO, Inc.(a)(b)	131,835	810,785
Callaway Golf Co.(a)	176,805	4,885,122
Clarus Corp.	36,343	931,471
Drive Shack, Inc.(a)	124,388	349,530
Escalade, Inc.	15,322	289,739
Genius Brands International, Inc.(a)(b)	431,518	586,864
Hilton Grand Vacations, Inc.(a)(b)	129,989	6,183,577

12

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Time (continued)
Johnson Outdoors, Inc., Class A	7,691	$813,708
Latham Group, Inc.(a)	34,059	558,568
Liberty TripAdvisor Holdings, Inc., Class A(a)	111,831	345,558
Lindblad Expeditions Holdings, Inc.(a)	39,589	577,604
Madison Square Garden Entertainment Corp.(a)	39,820	2,893,719
Nautilus, Inc.(a)(b)	45,255	421,324
OneSpaWorld Holdings Ltd.(a)	87,454	871,916
RCI Hospitality Holdings, Inc.	12,464	853,909
SeaWorld Entertainment, Inc.(a)	78,989	4,369,672
Smith & Wesson Brands, Inc.	72,601	1,507,197
Sturm Ruger & Co., Inc.	26,031	1,920,567
Vista Outdoor, Inc.(a)(b)	88,810	3,579,931

		35,693,057

Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd.(a)	52,402	256,770

Luxury Items — 0.2%
Movado Group, Inc.	24,262	764,010
Signet Jewelers Ltd.	79,086	6,244,631
Stagwell, Inc.(a)(b)	89,570	687,002

		7,695,643

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	14,516	2,025,418
Integral Ad Science Holding Corp.(a)	24,441	504,218
Lindsay Corp.	16,427	2,493,454
Titan International, Inc.(a)	75,991	544,096
Titan Machinery, Inc.(a)	29,884	774,294

		6,341,480

Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	33,437	1,799,245
Douglas Dynamics, Inc.	35,071	1,273,077
Manitowoc Co., Inc.(a)	51,092	1,094,391
Terex Corp.	104,029	4,379,621

		8,546,334

Machinery: Industrial — 1.6%
AgEagle Aerial Systems, Inc.(a)	100,550	302,656
Altra Industrial Motion Corp.	98,295	5,440,628
Applied Industrial Technologies, Inc.	59,370	5,351,018
Chart Industries, Inc.(a)	55,558	10,617,689
Columbus McKinnon Corp.	42,217	2,041,192
Desktop Metal, Inc., Class A(a)	229,552	1,645,888
DXP Enterprises, Inc.(a)	25,709	760,215
EnPro Industries, Inc.	31,587	2,751,860
EVI Industries, Inc.(a)	7,342	199,702
ExOne Co.(a)	24,529	573,488
Hydrofarm Holdings Group, Inc.(a)(b)	58,984	2,232,545
Hyliion Holdings Corp.(a)(b)	177,447	1,490,555
Hyster-Yale Materials Handling, Inc.	14,893	748,522
John Bean Technologies Corp.	47,773	6,714,495
Kadant, Inc.	17,523	3,576,444
Kennametal, Inc.	127,271	4,356,486
Mayville Engineering Co., Inc.(a)	9,414	176,983
Nikola Corp.(a)(b)	342,531	3,654,806
Omega Flex, Inc.	4,242	605,291
Proto Labs, Inc.(a)(b)	41,980	2,795,868
SPX Corp.(a)	67,529	3,609,425
SPX FLOW, Inc.	63,239	4,622,771

Security	Shares	Value

Machinery: Industrial (continued)
Tennant Co.	26,822	$1,983,487
Welbilt, Inc.(a)	198,995	4,624,644

		70,876,658

Machinery: Specialty — 0.1%
Albany International Corp., Class A	46,518	3,575,839

Manufactured Housing(a) — 0.2%
Cavco Industries, Inc.	14,005	3,315,543
Skyline Champion Corp.	80,062	4,808,524

		8,124,067

Medical & Dental Instruments & Supplies — 2.2%
Akoya Biosciences, Inc.(a)	12,187	170,131
Alphatec Holdings, Inc.(a)(b)	109,346	1,332,928
AngioDynamics, Inc.(a)	54,478	1,413,159
Anika Therapeutics, Inc.(a)	21,406	911,039
Antares Pharma, Inc.(a)(b)	243,433	886,096
Apyx Medical Corp.(a)	50,717	702,431
Asensus Surgical, Inc.(a)(b)	353,864	654,648
AtriCure, Inc.(a)	69,310	4,820,511
Atrion Corp.	2,173	1,515,668
Avanos Medical, Inc.(a)	72,524	2,262,749
Axogen, Inc.(a)	55,140	871,212
BioLife Solutions, Inc.(a)	36,395	1,540,236
Cardiovascular Systems, Inc.(a)	60,505	1,986,379
Cerus Corp.(a)	250,220	1,523,840
Community Health Systems, Inc.(a)	187,732	2,196,464
CONMED Corp.	44,073	5,766,071
CryoLife, Inc.(a)	58,286	1,299,195
Cutera, Inc.(a)	26,637	1,241,284
Eargo, Inc.(a)	29,019	195,298
Exagen, Inc.(a)	20,018	272,245
InfuSystem Holdings, Inc.(a)	23,537	306,687
Intersect ENT, Inc.(a)	49,911	1,357,579
Invacare Corp.(a)	50,360	239,714
LeMaitre Vascular, Inc.	29,168	1,548,529
LivaNova PLC(a)	81,412	6,447,016
Meridian Bioscience, Inc.(a)	63,560	1,222,894
Merit Medical Systems, Inc.(a)	78,484	5,635,151
NanoString Technologies, Inc.(a)	69,960	3,358,780
Neogen Corp.(a)	164,330	7,136,852
NuVasive, Inc.(a)(b)	78,900	4,722,165
Ocular Therapeutix, Inc.(a)	116,515	1,165,150
OraSure Technologies, Inc.(a)(b)	106,969	1,209,819
Organogenesis Holdings, Inc.(a)	57,622	820,537
Orthofix Medical, Inc.(a)	27,983	1,066,712
OrthoPediatrics Corp.(a)	20,339	1,332,408
Outset Medical, Inc.(a)	68,796	3,401,274
Owens & Minor, Inc.	110,329	3,452,195
Patterson Cos., Inc.	127,815	3,852,344
Pulmonx Corp.(a)(b)	38,148	1,372,565
Retractable Technologies, Inc.(a)	22,619	249,488
SeaSpine Holdings Corp.(a)	50,511	794,538
Senseonics Holdings, Inc.(a)(b)	651,308	2,207,934
Sientra, Inc.(a)	81,563	467,356
STAAR Surgical Co.(a)	71,795	9,227,811
Surmodics, Inc.(a)	20,853	1,159,427
TransMedics Group, Inc.(a)(b)	40,514	1,340,608
Treace Medical Concepts, Inc.(a)	16,003	430,481

SERIES SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Medical & Dental Instruments & Supplies (continued)
Utah Medical Products, Inc.	5,607	$520,554
ViewRay, Inc.(a)	220,882	1,592,559

		99,200,711

Medical Equipment(a) — 1.6%
Accuray, Inc.(b)	139,476	550,930
Acutus Medical, Inc.	21,186	187,284
AdaptHealth Corp.(b)	109,766	2,556,450
Alpha Teknova, Inc.	9,420	234,464
Apria, Inc.	22,726	844,271
Bionano Genomics, Inc.(b)	424,973	2,337,352
CareDx, Inc.	76,088	4,821,697
ClearPoint Neuro, Inc.(b)	27,334	485,179
Cytek Biosciences, Inc.	22,296	477,357
Fluidigm Corp.(b)	114,760	756,268
Glaukos Corp.	69,676	3,356,293
Haemonetics Corp.	76,828	5,423,289
Icad, Inc.	29,695	319,221
Inspire Medical Systems, Inc.	41,013	9,551,107
iRadimed Corp.	9,949	334,187
iRhythm Technologies, Inc.	45,126	2,642,579
Lantheus Holdings, Inc.	102,712	2,637,644
Misonix, Inc.	17,761	449,353
Natus Medical, Inc.(b)	50,504	1,266,640
Neuronetics, Inc.(b)	36,640	240,358
Nevro Corp.	52,806	6,145,562
PAVmed, Inc.	106,420	908,827
Quanterix Corp.	47,493	2,364,677
Quotient Ltd.(b)	105,937	247,893
Rapid Micro Biosystems, Inc., Class A	11,718	216,432
Seer, Inc.(b)	63,328	2,186,716
Shockwave Medical, Inc.	51,426	10,587,585
SI-BONE, Inc.	51,670	1,106,771
Silk Road Medical, Inc.	51,381	2,827,496
Soliton, Inc.(b)	18,950	385,822
Stereotaxis, Inc.	67,714	364,301
Tactile Systems Technology, Inc.	28,932	1,286,027
Vapotherm, Inc.	33,189	739,119
Varex Imaging Corp.	59,454	1,676,603
Zynex, Inc.	27,556	313,863

		70,829,617

Medical Services(a) — 0.1%
Aspira Women’s Health, Inc.(b)	130,095	422,809
DermTech, Inc.(b)	35,735	1,147,451
Fulgent Genetics, Inc.(b)	30,574	2,750,131
Innovage Holding Corp.	27,096	179,105
Inotiv, Inc.(b)	18,456	539,653
NeuroPace, Inc.	9,798	155,298

		5,194,447

Metal Fabricating — 0.6%
Compx International, Inc.	2,464	51,202
DMC Global, Inc.(a)	28,677	1,058,468
GrafTech International Ltd.	307,810	3,176,599
Haynes International, Inc.	18,971	706,670
Lawson Products, Inc.(a)	6,868	343,469
MRC Global, Inc.(a)	121,138	889,153
Mueller Industries, Inc.	87,419	3,592,921
Mueller Water Products, Inc., Class A	242,461	3,690,256
NN, Inc.(a)	62,601	328,655

Security	Shares	Value

Metal Fabricating (continued)
Northwest Pipe Co.(a)	14,320	$339,384
RBC Bearings, Inc.(a)	42,751	9,071,762
Worthington Industries, Inc.	53,223	2,804,852

		26,053,391

Metals & Minerals: Diversified — 0.7%
Commercial Metals Co.	180,840	5,508,386
Compass Minerals International, Inc.	52,140	3,357,816
Constellium SE(a)	184,477	3,464,478
Energy Fuels, Inc.(a)(b)	226,276	1,588,458
Ferroglobe PLC(c)	42,394	—
Gatos Silver, Inc.(a)	69,724	810,890
Hecla Mining Co.	800,957	4,405,263
Intrepid Potash, Inc.(a)	14,601	451,171
Materion Corp.	30,793	2,113,632
Minerals Technologies, Inc.	51,444	3,592,849
MP Materials Corp.(a)	110,313	3,555,388
Oil-Dri Corp. of America	8,646	302,610
Perpetua Resources Corp.(a)	39,494	196,680
PolyMet Mining Corp.(a)(b)	61,631	187,975
SunCoke Energy, Inc.	124,359	780,975
U.S. Silica Holdings, Inc.(a)	111,690	892,403
United States Lime & Minerals, Inc.	3,248	392,358

		31,601,332

Office Supplies & Equipment — 0.3%
ACCO Brands Corp.	141,218	1,213,063
Eastman Kodak Co.(a)(b)	69,585	473,874
Herman Miller, Inc.	112,865	4,250,496
HNI Corp.	65,207	2,394,401
Kimball International, Inc., Class B	54,723	612,897
Pitney Bowes, Inc.	275,637	1,987,343
Steelcase, Inc., Class A	132,169	1,675,903

		12,607,977

Oil & Gas Producers — 0.0%
Kosmos Energy Ltd.(a)	621,587	1,839,898

Oil Well Equipment & Services — 0.7%
Bristow Group, Inc.(a)	28,353	902,476
Cactus, Inc., Class A	84,340	3,181,305
ChampionX Corp.(a)	309,816	6,927,486
Dril-Quip, Inc.(a)	53,209	1,339,803
Frank’s International NV(a)	264,646	778,059
FTS International, Inc., Class A(a)(b)	13,775	338,865
Helix Energy Solutions Group, Inc.(a)	214,480	832,183
Helmerich & Payne, Inc.	160,683	4,404,321
Liberty Oilfield Services, Inc., Class A(a)	142,279	1,725,844
Matrix Service Co.(a)	40,520	423,839
Nabors Industries Ltd.(a)	10,577	1,020,469
National Energy Services Reunited Corp.(a)(b)	55,777	698,328
Newpark Resources, Inc.(a)	134,778	444,767
NexTier Oilfield Solutions, Inc.(a)	245,665	1,130,059
Oceaneering International, Inc.(a)	151,036	2,011,800
Oil States International, Inc.(a)	89,068	569,145
Patterson-UTI Energy, Inc.	283,998	2,555,982
ProPetro Holding Corp.(a)	121,968	1,055,023
RPC, Inc.(a)	88,750	431,325
Select Energy Services, Inc., Class A(a)	87,959	456,507

14

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil Well Equipment & Services (continued)
Solaris Oilfield Infrastructure, Inc., Class A	44,889	$374,374
TETRA Technologies, Inc.(a)	185,918	580,064

		32,182,024

Oil, Gas & Consumable Fuels — 0.1%
Archrock, Inc.	218,921	1,806,098
DHT Holdings, Inc.	217,681	1,421,457
Dorian LPG Ltd.	57,700	716,057
Frontline Ltd.	184,534	1,729,084

		5,672,696

Oil: Crude Producers — 2.6%
Antero Resources Corp.(a)	432,982	8,144,391
Berry Corp.	106,962	771,196
Bonanza Creek Energy, Inc.	46,870	2,245,073
Brigham Minerals, Inc., Class A	63,128	1,209,532
California Resources Corp.(a)	125,549	5,147,509
Callon Petroleum Co.(a)	60,500	2,969,340
Centennial Resource Development, Inc., Class A(a)	274,674	1,840,316
Chesapeake Energy Corp.	149,918	9,233,450
CNX Resources Corp.(a)	328,320	4,143,398
Comstock Resources, Inc.(a)	138,213	1,430,505
Contango Oil & Gas Co.(a)(b)	226,619	1,035,649
CVR Energy, Inc.	46,161	769,042
Denbury, Inc.(a)	76,802	5,395,341
Earthstone Energy, Inc., Class A(a)	32,802	301,778
Extraction Oil & Gas, Inc.(a)	23,858	1,346,784
Falcon Minerals Corp.	63,528	298,582
Gevo, Inc.(a)(b)	294,313	1,954,238
Laredo Petroleum, Inc.(a)(b)	19,197	1,556,301
Magnolia Oil & Gas Corp., Class A	212,568	3,781,585
Meta Materials, Inc.(a)(b)	333,819	1,929,474
Murphy Oil Corp.	222,956	5,567,211
Northern Oil and Gas, Inc.	81,533	1,744,806
Oasis Petroleum, Inc.	30,512	3,033,503
ONE Gas, Inc.	80,107	5,076,381
Ovintiv, Inc.	398,270	13,095,118
PDC Energy, Inc.	151,791	7,193,375
Penn Virginia Corp.(a)	22,943	611,890
Range Resources Corp.(a)	361,839	8,188,417
Riley Exploration Permian, Inc.	3,456	81,147
SM Energy Co.	182,499	4,814,324
Southwestern Energy Co.(a)	1,030,648	5,709,790
Talos Energy, Inc.(a)	56,899	783,499
Tellurian, Inc.(a)	548,908	2,146,230
Ur-Energy, Inc.(a)	266,438	458,273
Vine Energy, Inc., Class A(a)	41,145	677,658
W&T Offshore, Inc.(a)	145,832	542,495
Whiting Petroleum Corp.(a)	59,803	3,493,093

		118,720,694

Oil: Refining & Marketing — 0.3%
Clean Energy Fuels Corp.(a)	237,786	1,937,956
Delek US Holdings, Inc.	99,741	1,792,346
Par Pacific Holdings, Inc.(a)	75,925	1,193,541
PBF Energy, Inc., Class A(a)	146,181	1,895,967
Renewable Energy Group, Inc.(a)	69,048	3,466,210
World Fuel Services Corp.	92,439	3,107,799

		13,393,819

Paints & Coatings — 0.2%
Chase Corp.	11,191	1,143,161

Security	Shares	Value

Paints & Coatings (continued)
Ferro Corp.(a)	124,313	$2,528,526
HB Fuller Co.	77,999	5,035,616
Kronos Worldwide, Inc.	43,944	545,345

		9,252,648

Paper — 0.2%
Clearwater Paper Corp.(a)	23,817	912,906
Domtar Corp.(a)	75,611	4,123,824
Glatfelter Corp.	66,295	934,759
Neenah, Inc.	25,262	1,177,462
Schweitzer-Mauduit International, Inc.	47,249	1,637,650
Verso Corp., Class A	41,096	852,742

		9,639,343

Personal Care — 0.4%
Beauty Health Co.(a)	131,979	3,427,495
Edgewell Personal Care Co.	81,651	2,963,931
Honest Co., Inc.(a)(b)	38,547	400,118
Nu Skin Enterprises, Inc., Class A	75,485	3,054,878
USANA Health Sciences, Inc.(a)	19,343	1,783,425
Veru, Inc.(a)(b)	95,480	814,444
WD-40 Co.	20,577	4,763,164

		17,207,455

Pharmaceuticals — 2.2%
ACADIA Pharmaceuticals, Inc.(a)(b)	190,329	3,161,365
Aclaris Therapeutics, Inc.(a)	76,857	1,383,426
Aerie Pharmaceuticals, Inc.(a)	68,373	779,452
Alkermes PLC(a)	245,714	7,577,820
Amneal Pharmaceuticals, Inc.(a)	149,149	796,456
Amphastar Pharmaceuticals, Inc.(a)(b)	57,581	1,094,615
Ampio Pharmaceuticals, Inc.(a)(b)	271,916	451,381
Angion Biomedica Corp.(a)(b)	24,033	234,802
Arrowhead Pharmaceuticals, Inc.(a)	154,172	9,624,958
Atea Pharmaceuticals, Inc.(a)(b)	97,104	3,404,466
Athira Pharma, Inc.(a)	48,613	455,990
Avalo Therapeutics, Inc.(a)	57,957	126,346
Axonics, Inc.(a)	69,925	4,551,418
Axsome Therapeutics, Inc.(a)(b)	42,099	1,387,583
Cassava Sciences, Inc.(a)(b)	59,100	3,668,928
Chimerix, Inc.(a)	110,285	682,664
ChromaDex Corp.(a)	84,727	531,238
Citius Pharmaceuticals, Inc.(a)(b)	169,706	344,503
Corcept Therapeutics, Inc.(a)	148,544	2,923,346
CorMedix, Inc.(a)(b)	52,097	242,251
Cyteir Therapeutics, Inc.(a)	11,795	207,002
Dicerna Pharmaceuticals, Inc.(a)	107,094	2,159,015
Durect Corp.(a)	330,083	422,506
Eagle Pharmaceuticals, Inc.(a)	17,404	970,795
Edgewise Therapeutics, Inc.(a)(b)	17,980	298,468
Enanta Pharmaceuticals, Inc.(a)	28,878	1,640,559
Endo International PLC(a)	345,914	1,120,761
Esperion Therapeutics, Inc.(a)(b)	39,709	478,494
Evolus, Inc.(a)	51,241	390,456
Harmony Biosciences Holdings, Inc.(a)(b)	33,492	1,283,748
Heska Corp.(a)	15,256	3,944,286
Ikena Oncology, Inc.(a)(b)	15,652	197,528
Infinity Pharmaceuticals, Inc.(a)	128,670	440,051
Innoviva, Inc.(a)	69,945	1,168,781
Intra-Cellular Therapies, Inc.(a)	107,872	4,021,468
Ironwood Pharmaceuticals, Inc.(a)	222,059	2,900,091
Landos Biopharma, Inc.(a)	8,208	119,837

SERIES SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
MEI Pharma, Inc.(a)	169,441	$467,657
Mind Medicine MindMed, Inc.(a)(b)	548,974	1,279,110
Nuvation Bio, Inc.(a)(b)	101,985	1,013,731
Omthera Pharmaceuticals, Inc.(c)	1,326	—
Oramed Pharmaceuticals, Inc.(a)(b)	45,675	1,003,937
Pacira BioSciences, Inc.(a)	67,293	3,768,408
Paratek Pharmaceuticals, Inc.(a)	68,365	332,254
PetIQ, Inc.(a)	43,291	1,080,976
Prestige Consumer Healthcare, Inc.(a)	75,383	4,229,740
Radius Health, Inc.(a)(b)	70,039	869,184
Rain Therapeutics, Inc.(a)	14,152	211,714
Reata Pharmaceuticals, Inc., Class A(a)(b)	41,657	4,191,111
Revance Therapeutics, Inc.(a)(b)	106,318	2,962,020
Seelos Therapeutics, Inc.(a)	116,865	281,645
SIGA Technologies, Inc.(a)(b)	64,724	478,310
Spectrum Pharmaceuticals, Inc.(a)	283,421	617,858
Supernus Pharmaceuticals, Inc.(a)	74,652	1,990,969
Syndax Pharmaceuticals, Inc.(a)(b)	67,817	1,295,983
Tarsus Pharmaceuticals, Inc.(a)(b)	17,101	368,527
Terns Pharmaceuticals, Inc.(a)	12,074	125,811
TG Therapeutics, Inc.(a)(b)	195,606	6,509,768
TherapeuticsMD, Inc.(a)	504,604	374,113
Theravance Biopharma, Inc.(a)	83,329	616,635
Tonix Pharmaceuticals Holding Corp.(a)(b)	490,626	294,915
Zogenix, Inc.(a)	84,910	1,289,783

		100,841,013

Photography — 0.0%
GoPro, Inc., Class A(a)(b)	189,273	1,771,595

Plastics — 0.1%
Trinseo SA	57,755	3,117,615

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc.	58,563	5,138,903
Babcock & Wilcox Enterprises, Inc.(a)	83,634	536,094
Powell Industries, Inc.	13,696	336,511
Vicor Corp.(a)	32,268	4,329,075

		10,340,583

Printing & Copying Services(a) — 0.2%
Casella Waste Systems, Inc., Class A	76,170	5,784,350
Cimpress PLC	26,653	2,314,280

		8,098,630

Producer Durables: Miscellaneous — 0.0%
First Advantage Corp.(a)(b)	38,735	737,902
Park-Ohio Holdings Corp.	13,595	346,944

		1,084,846

Production Technology Equipment — 0.5%
Axcelis Technologies, Inc.(a)	49,360	2,321,401
Cohu, Inc.(a)	74,642	2,384,065
Ichor Holdings Ltd.(a)	43,766	1,798,345
Onto Innovation, Inc.(a)	73,287	5,294,986
Photronics, Inc.(a)	93,999	1,281,206
Ultra Clean Holdings, Inc.(a)	65,723	2,799,800
Veeco Instruments, Inc.(a)	72,417	1,608,382
Xperi Holding Corp.	160,911	3,031,563

		20,519,748

Publishing — 0.2%
Daily Journal Corp.(a)	1,917	614,149
Eros STX Global Corp.(a)	485,200	446,142

Security	Shares	Value

Publishing (continued)
Gannett Co., Inc.(a)	200,394	$1,338,632
John Wiley & Sons, Inc., Class A	65,886	3,439,908
Meredith Corp.(a)	61,136	3,405,275
Scholastic Corp.	43,239	1,541,470

		10,785,576

Radio & TV Broadcasters — 0.4%
Entravision Communications Corp., Class A	88,471	628,144
Gray Television, Inc.	131,240	2,994,897
iHeartMedia, Inc., Class A(a)(b)	171,185	4,283,049
Liberty Media Corp.-Liberty Braves, Class A(a)	14,423	388,123
Liberty Media Corp.-Liberty Braves, Class C(a)(b)	55,028	1,453,840
Sinclair Broadcast Group, Inc., Class A	67,750	2,146,320
TEGNA, Inc.	338,813	6,681,392

		18,575,765

Railroad Equipment — 0.1%
Greenbrier Cos., Inc.	47,548	2,044,089
Trinity Industries, Inc.	120,079	3,262,546

		5,306,635

Real Estate — 0.7%
Cushman & Wakefield PLC(a)	209,845	3,905,215
eXp World Holdings, Inc.	93,478	3,717,620
Kennedy-Wilson Holdings, Inc.	182,632	3,820,661
Newmark Group, Inc., Class A	225,166	3,222,126
Realogy Holdings Corp.(a)	175,973	3,086,566
Redfin Corp.(a)(b)	154,624	7,746,662
Retail Value, Inc.	26,815	706,039
RMR Group, Inc., Class A	22,731	760,352
St. Joe Co.	49,727	2,093,507
Tejon Ranch Co.(a)	32,564	578,337

		29,637,085

Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust	130,884	2,671,342
AFC Gamma, Inc.	10,773	232,481
Agree Realty Corp.	102,245	6,771,686
Alexander & Baldwin, Inc.	110,075	2,580,158
Alexander’s, Inc.	3,225	840,499
American Assets Trust, Inc.	76,906	2,877,822
American Finance Trust, Inc.	186,406	1,498,704
Apartment Investment and Management Co., Class A	224,921	1,540,709
Apollo Commercial Real Estate Finance, Inc.	214,194	3,176,497
Apple Hospitality REIT, Inc.	326,329	5,133,155
Arbor Realty Trust, Inc.	201,832	3,739,947
Ares Commercial Real Estate Corp.	62,781	946,737
Armada Hoffler Properties, Inc.	89,285	1,193,740
ARMOUR Residential REIT, Inc.	119,299	1,286,043
Ashford Hospitality Trust, Inc.(a)	27,598	406,243
Blackstone Mortgage Trust, Inc., Class A	221,185	6,706,329
Braemar Hotels & Resorts, Inc.(a)	67,993	329,766
Brandywine Realty Trust	263,181	3,531,889
BrightSpire Capital, Inc.	129,290	1,214,033
Broadmark Realty Capital, Inc.	189,714	1,870,580
Broadstone Net Lease, Inc.	232,445	5,766,960
BRT Apartments Corp.	16,395	316,096
Capstead Mortgage Corp.	143,530	960,216
CareTrust REIT, Inc.	149,492	3,037,677
Catchmark Timber Trust, Inc., Class A	76,183	904,292
Centerspace	21,354	2,017,953
Chatham Lodging Trust(a)	71,747	878,901

16

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
City Office REIT, Inc.	66,662	$1,190,583
Clipper Realty, Inc.	23,302	188,746
Community Healthcare Trust, Inc.	37,930	1,714,057
CoreCivic, Inc.(a)	182,732	1,626,315
Corporate Office Properties Trust	170,412	4,597,716
CTO Realty Growth, Inc.	9,099	489,162
DiamondRock Hospitality Co.(a)	323,151	3,053,777
DigitalBridge Group, Inc.(a)	726,977	4,383,671
Diversified Healthcare Trust	362,135	1,227,638
Dynex Capital, Inc.	45,934	793,740
Easterly Government Properties, Inc.	132,524	2,737,946
EastGroup Properties, Inc.	60,373	10,059,953
Ellington Financial, Inc.	70,337	1,286,464
Empire State Realty Trust, Inc., Class A	212,920	2,135,588
Equity Commonwealth(a)	175,606	4,562,244
Essential Properties Realty Trust, Inc.	177,858	4,965,795
Farmland Partners, Inc.	43,014	515,738
Four Corners Property Trust, Inc.	117,543	3,157,205
Franklin Street Properties Corp.	148,831	690,576
Geo Group, Inc.	181,328	1,354,520
Getty Realty Corp.	60,118	1,762,059
Gladstone Commercial Corp.	57,026	1,199,257
Gladstone Land Corp.	40,162	914,489
Global Medical REIT, Inc.	93,832	1,379,330
Global Net Lease, Inc.	152,801	2,447,872
Granite Point Mortgage Trust, Inc.	91,236	1,201,578
Great Ajax Corp.	35,257	475,617
Healthcare Realty Trust, Inc.	220,155	6,556,216
Hersha Hospitality Trust(a)	52,620	490,945
Independence Realty Trust, Inc.	159,885	3,253,660
Indus Realty Trust, Inc.	4,483	314,258
Industrial Logistics Properties Trust	98,858	2,511,982
Innovative Industrial Properties, Inc.	36,423	8,419,905
Invesco Mortgage Capital, Inc.	439,731	1,385,153
iStar, Inc.	105,086	2,635,557
Kite Realty Group Trust	126,506	2,575,662
KKR Real Estate Finance Trust, Inc.	54,000	1,139,400
Lexington Realty Trust	423,117	5,394,742
LTC Properties, Inc.	59,517	1,886,094
Mack-Cali Realty Corp.(a)	131,036	2,243,336
MFA Financial, Inc.	689,374	3,150,439
Monmouth Real Estate Investment Corp.	145,021	2,704,642
National Health Investors, Inc.	68,544	3,667,104
National Storage Affiliates Trust	122,968	6,491,481
New York Mortgage Trust, Inc.	586,018	2,496,437
NexPoint Residential Trust, Inc.	34,729	2,149,031
Office Properties Income Trust	73,057	1,850,534
One Liberty Properties, Inc.	25,572	779,690
Orchid Island Capital, Inc.	185,669	907,921
Outfront Media, Inc.	221,842	5,590,418
Paramount Group, Inc.	281,875	2,534,056
Pebblebrook Hotel Trust	195,467	4,380,415
PennyMac Mortgage Investment Trust	151,398	2,981,027
Phillips Edison & Co., Inc.	24,055	738,729
Physicians Realty Trust	326,051	5,745,019
Piedmont Office Realty Trust, Inc., Class A	188,849	3,291,638
Plymouth Industrial REIT, Inc.	46,393	1,055,441
Postal Realty Trust, Inc., Class A	14,866	277,102
PotlatchDeltic Corp.	100,444	5,180,901
Preferred Apartment Communities, Inc.	78,063	954,710

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
PS Business Parks, Inc.	30,397	$4,764,426
Ready Capital Corp.	89,562	1,292,380
Redwood Trust, Inc.	173,328	2,234,198
Retail Opportunity Investments Corp.	179,348	3,124,242
Retail Properties of America, Inc., Class A	326,363	4,203,555
RLJ Lodging Trust	252,091	3,746,072
RPT Realty	124,389	1,587,204
Sabra Health Care REIT, Inc.	331,229	4,875,691
Safehold, Inc.	27,053	1,944,840
Saul Centers, Inc.	18,784	827,623
Seritage Growth Properties, Class A(a)	60,705	900,255
Service Properties Trust	249,927	2,801,682
STAG Industrial, Inc.	247,302	9,706,603
Summit Hotel Properties, Inc.(a)	157,085	1,512,729
Sunstone Hotel Investors, Inc.(a)	330,699	3,948,546
Tanger Factory Outlet Centers, Inc.	150,303	2,449,939
Terreno Realty Corp.	105,853	6,693,085
TPG RE Finance Trust, Inc.	91,270	1,129,923
UMH Properties, Inc.	66,822	1,530,224
Uniti Group, Inc.	295,200	3,651,624
Universal Health Realty Income Trust	19,651	1,086,111
Urban Edge Properties	177,499	3,250,007
Urstadt Biddle Properties, Inc., Class A	46,471	879,696
Washington Real Estate Investment Trust	126,525	3,131,494
Whitestone REIT	63,460	620,639
Xenia Hotels & Resorts, Inc.(a)	171,661	3,045,266

		293,213,790

Real Estate Management & Development(a) — 0.1%
Bluegreen Vacations Holding Corp.	22,087	569,845
CorePoint Lodging, Inc.	63,254	980,437
Fathom Holdings, Inc.(b)	7,107	189,757
Forestar Group, Inc.	25,815	480,933
Rafael Holdings, Inc., Class B(b)	14,154	434,952

		2,655,924

Recreational Vehicles & Boats — 0.3%
Arcimoto, Inc.(a)(b)	42,318	483,695
Camping World Holdings, Inc., Class A	64,814	2,519,320
Lazydays Holdings, Inc.(a)	10,594	226,076
LCI Industries	37,202	5,008,505
Malibu Boats, Inc., Class A(a)	31,562	2,208,709
Marine Products Corp.	12,431	155,512
MasterCraft Boat Holdings, Inc.(a)(b)	28,157	706,178
Winnebago Industries, Inc.	50,479	3,657,203

		14,965,198

Rental & Leasing Services: Consumer — 0.5%
Avis Budget Group, Inc.(a)	74,086	8,631,760
Rent-A-Center, Inc.	99,286	5,580,866
WillScot Mobile Mini Holdings Corp.(a)(b)	317,724	10,078,205

		24,290,831

Restaurants — 1.4%
Biglari Holdings, Inc., Class B(a)	1,622	278,676
BJ’s Restaurants, Inc.(a)	33,625	1,404,180
Bloomin’ Brands, Inc.(a)	132,890	3,322,250
Brinker International, Inc.(a)	70,134	3,440,073
Carrols Restaurant Group, Inc.	50,844	186,089
Cheesecake Factory, Inc.(a)	69,976	3,288,872
Cracker Barrel Old Country Store, Inc.	36,215	5,064,306
Dave & Buster’s Entertainment, Inc.(a)	65,125	2,496,241
Del Taco Restaurants, Inc.	41,933	366,075

SERIES SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Restaurants (continued)
Denny’s Corp.(a)(b)	102,838	$1,680,373
Dine Brands Global, Inc.(a)	24,420	1,983,148
El Pollo Loco Holdings, Inc.(a)	27,176	459,274
Esports Technologies, Inc.(a)(b)	17,117	574,618
Fiesta Restaurant Group, Inc.(a)(b)	26,448	289,870
Hall of Fame Resort & Entertainment Co.(a)	82,051	217,435
Jack in the Box, Inc.	33,474	3,258,024
Kura Sushi USA, Inc., Class A(a)(b)	5,130	224,078
Nathan’s Famous, Inc.	4,875	298,204
Noodles & Co.(a)	67,772	799,710
ONE Group Hospitality, Inc.(a)(b)	27,429	293,216
Papa John’s International, Inc.	50,084	6,360,167
Red Robin Gourmet Burgers, Inc.(a)	23,276	536,745
Rush Street Interactive, Inc.(a)	78,534	1,508,638
Ruth’s Hospitality Group, Inc.(a)	49,520	1,025,559
Shake Shack, Inc., Class A(a)	57,167	4,485,323
Texas Roadhouse, Inc.	106,190	9,698,333
Wingstop, Inc.	45,388	7,440,455

		60,979,932

Scientific Instruments: Control & Filter — 0.6%
Arlo Technologies, Inc.(a)	121,287	777,450
Brady Corp., Class A	70,935	3,596,405
CIRCOR International, Inc.(a)	29,639	978,383
Energy Recovery, Inc.(a)	62,036	1,180,545
ESCO Technologies, Inc.	39,773	3,062,521
Gorman-Rupp Co.	33,421	1,196,806
Helios Technologies, Inc.	50,414	4,139,494
Napco Security Technologies, Inc.(a)	20,827	897,227
Resideo Technologies, Inc.(a)	217,974	5,403,575
Thermon Group Holdings, Inc.(a)	50,449	873,272
Watts Water Technologies, Inc., Class A	41,587	6,990,359

		29,096,037

Scientific Instruments: Electrical — 0.6%
Advent Technologies Holdings, Inc.(a)(b)	24,565	213,716
Allied Motion Technologies, Inc.	17,656	552,280
Atkore, Inc.(a)	70,758	6,150,285
AZZ, Inc.	38,572	2,052,031
EnerSys	65,675	4,888,847
Franklin Electric Co., Inc.	70,391	5,620,721
FTC Solar, Inc.(a)(b)	28,767	224,095
Preformed Line Products Co.	4,580	297,883
Romeo Power, Inc.(a)	190,475	942,851
WESCO International, Inc.(a)(b)	67,816	7,820,541

		28,763,250

Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	44,358	4,486,368
FARO Technologies, Inc.(a)	27,502	1,809,907
Itron, Inc.(a)	68,866	5,208,336
Luna Innovations, Inc.(a)(b)	44,281	420,669
Mesa Laboratories, Inc.	7,312	2,210,856
Transcat, Inc.(a)(b)	10,356	667,755
Vishay Precision Group, Inc.(a)	19,811	688,828

		15,492,719

Scientific Instruments: Pollution Control — 0.3%
CECO Environmental Corp.(a)	50,515	355,626
Covanta Holding Corp.	182,171	3,665,280
Evoqua Water Technologies Corp.(a)	176,080	6,613,565
Heritage-Crystal Clean, Inc.(a)	23,588	683,580

Security	Shares	Value

Scientific Instruments: Pollution Control (continued)
Sharps Compliance Corp.(a)	23,152	$191,467
Team, Inc.(a)	44,286	133,301
US Ecology, Inc.(a)	48,476	1,568,199

		13,211,018

Securities Brokerage & Services — 0.1%
BGC Partners, Inc., Class A	509,209	2,652,979
StoneX Group, Inc.(a)	25,339	1,669,840

		4,322,819

Semiconductors & Components — 2.1%
Alpha & Omega Semiconductor Ltd.(a)	32,249	1,011,651
Amkor Technology, Inc.	155,567	3,881,397
Atomera, Inc.(a)	30,157	696,325
AXT, Inc.(a)(b)	60,435	503,424
CEVA, Inc.(a)	33,442	1,426,970
CMC Materials, Inc.	43,949	5,415,835
Diodes, Inc.(a)	65,762	5,957,380
DSP Group, Inc.(a)	36,248	794,194
EMCORE Corp.(a)	53,291	398,617
FormFactor, Inc.(a)	116,643	4,354,283
Kopin Corp.(a)	116,604	598,178
Kulicke & Soffa Industries, Inc.	93,000	5,420,040
Lattice Semiconductor Corp.(a)	205,615	13,293,010
MACOM Technology Solutions Holdings, Inc., Class H(a)	73,492	4,767,426
MaxLinear, Inc.(a)	109,127	5,374,505
Power Integrations, Inc.	91,758	9,083,124
Rambus, Inc.(a)	165,133	3,665,953
Semtech Corp.(a)	99,096	7,726,515
Silicon Laboratories, Inc.(a)	67,401	9,446,924
SiTime Corp.(a)	19,859	4,054,612
SkyWater Technology, Inc.(a)(b)	11,711	318,539
SMART Global Holdings, Inc.(a)	26,574	1,182,543
Vishay Intertechnology, Inc.	198,415	3,986,157

		93,357,602

Semiconductors & Semiconductor Equipment — 0.2%
Ambarella, Inc.(a)	53,173	8,281,163

Shipping — 0.5%
A-Mark Precious Metals, Inc.	13,073	784,641
Eagle Bulk Shipping, Inc.(a)(b)	13,991	705,426
Genco Shipping & Trading Ltd.	48,588	978,076
Golar LNG Ltd.(a)	153,782	1,994,553
International Seaways, Inc.	70,537	1,285,184
Matson, Inc.	65,281	5,268,830
Nordic American Tankers Ltd.	225,308	576,788
Safe Bulkers, Inc.(a)(b)	83,629	432,362
Scorpio Tankers, Inc.	74,867	1,388,034
SFL Corp. Ltd.	169,168	1,417,628
SITE Centers Corp.	263,679	4,071,204
Teekay Corp.(a)	100,908	369,323
Teekay Tankers Ltd., Class A(a)	35,500	515,815
Tidewater, Inc.(a)	67,412	812,989
Two Harbors Investment Corp.	476,847	3,023,210

		23,624,063

Software(a) — 0.2%
Castlight Health, Inc., Class B	165,644	260,061
Couchbase, Inc.	14,847	461,890
CS Disco, Inc.	19,444	932,145
EverCommerce, Inc.	24,143	398,118

18

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Instructure Holdings, Inc.	16,757	$378,541
Intapp, Inc.	14,616	376,508
Kaltura, Inc.	25,079	258,063
MeridianLink, Inc.	18,512	413,928
Model N, Inc.(b)	53,164	1,780,994
Qualys, Inc.	51,826	5,767,716

		11,027,964

Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(a)	40,523	1,236,357
Aaron’s Co., Inc.	50,244	1,383,720
Abercrombie & Fitch Co., Class A(a)	93,735	3,527,248
Academy Sports & Outdoors, Inc.(a)	117,698	4,710,274
Alta Equipment Group, Inc.(a)	25,535	350,596
American Eagle Outfitters, Inc.	228,811	5,903,324
America’s Car-Mart, Inc.(a)	9,390	1,096,564
Arko Corp.(a)	110,240	1,113,424
Asbury Automotive Group, Inc.(a)	29,257	5,756,022
Barnes & Noble Education, Inc.(a)	57,082	570,249
Bed Bath & Beyond, Inc.(a)	159,847	2,761,357
Big 5 Sporting Goods Corp.	31,459	724,815
Blink Charging Co.(a)(b)	55,247	1,580,617
Boot Barn Holdings, Inc.(a)	43,409	3,857,758
Buckle, Inc.	44,307	1,754,114
Caleres, Inc.	54,533	1,211,723
CarLotz, Inc.(a)	108,646	413,941
Cato Corp., Class A	31,728	524,781
Chico’s FAS, Inc.(a)	182,679	820,229
Children’s Place, Inc.(a)	21,467	1,615,606
Citi Trends, Inc.(a)	14,379	1,049,092
Conn’s, Inc.(a)	27,774	634,080
Container Store Group, Inc.(a)	47,106	448,449
Designer Brands, Inc., Class A(a)	92,336	1,286,240
Genesco, Inc.(a)(b)	22,064	1,273,755
Group 1 Automotive, Inc.	26,444	4,968,299
Guess?, Inc.	60,371	1,268,395
Haverty Furniture Cos., Inc.	24,812	836,412
Hibbett, Inc.	25,072	1,773,593
JOANN, Inc.(b)	17,579	195,830
Lands’ End, Inc.(a)(b)	24,446	575,459
Lumber Liquidators Holdings, Inc.(a)	43,286	808,582
MarineMax, Inc.(a)	31,838	1,544,780
Monro, Inc.	49,817	2,864,976
Murphy USA, Inc.	36,544	6,112,349
National Vision Holdings, Inc.(a)(b)	125,793	7,141,269
ODP Corp.(a)	70,903	2,847,464
OneWater Marine, Inc., Class A	14,774	594,063
Party City Holdco, Inc.(a)	167,392	1,188,483
RealReal, Inc.(a)	119,632	1,576,750
Regis Corp.(a)	35,144	122,301
Sally Beauty Holdings, Inc.(a)	171,266	2,885,832
Shift Technologies, Inc.(a)(b)	92,987	645,330
Shoe Carnival, Inc.	28,626	928,055
Sonic Automotive, Inc., Class A	32,409	1,702,769
Sportsman’s Warehouse Holdings, Inc.(a)	65,177	1,147,115
Stamps.com, Inc.(a)	26,872	8,862,117
Tilly’s, Inc., Class A	36,062	505,229
Torrid Holdings, Inc.(a)(b)	18,211	280,996
TravelCenters of America, Inc.(a)	18,773	934,708

Security	Shares	Value

Specialty Retail (continued)
Urban Outfitters, Inc.(a)	104,673	$3,107,741
Zumiez, Inc.(a)(b)	32,366	1,286,872

		102,310,104

Steel — 0.2%
Allegheny Technologies, Inc.(a)(b)	192,929	3,208,409
Carpenter Technology Corp.	71,719	2,348,080
Olympic Steel, Inc.	14,995	365,278
Ryerson Holding Corp.	24,661	549,201
Schnitzer Steel Industries, Inc., Class A	38,117	1,669,906
TimkenSteel Corp.(a)	69,113	903,998

		9,044,872

Technology: Miscellaneous — 0.3%
Aeva Technologies, Inc.(a)(b)	116,238	922,930
Benchmark Electronics, Inc.	54,239	1,448,724
CTS Corp.	48,687	1,504,915
Fabrinet(a)	56,249	5,766,085
Kimball Electronics, Inc.(a)	36,993	953,309
Plexus Corp.(a)	42,785	3,825,407

		14,421,370

Telecommunications Equipment(a) — 0.3%
Akoustis Technologies, Inc.	76,033	737,520
CalAmp Corp.	52,331	520,693
Cambium Networks Corp.	16,382	592,865
Clearfield, Inc.(b)	17,213	759,954
Knowles Corp.(b)	136,482	2,557,673
Viavi Solutions, Inc.	344,698	5,425,546
Vocera Communications, Inc.	51,289	2,346,985

		12,941,236

Textile Products — 0.0%
Interface, Inc.	87,070	1,319,111
Unifi, Inc.(a)	21,341	468,008

		1,787,119

Textiles Apparel & Shoes — 0.7%
Crocs, Inc.(a)	93,851	13,465,741
Fossil Group, Inc.(a)	71,549	847,856
G-III Apparel Group Ltd.(a)	66,829	1,891,261
Kontoor Brands, Inc.	78,818	3,936,959
Oxford Industries, Inc.	25,042	2,258,037
PLBY Group, Inc.(a)	35,923	846,705
Rocky Brands, Inc.	10,512	500,476
Steven Madden Ltd.	124,318	4,992,611
Superior Group of Cos., Inc.	17,077	397,723
Vera Bradley, Inc.(a)	34,772	327,205
Wolverine World Wide, Inc.	122,143	3,644,747

		33,109,321

Thrifts & Mortgage Finance — 0.2%
22nd Century Group, Inc.(a)	225,030	666,089
Blue Foundry Bancorp(a)	41,952	578,518
Greenlane Holdings, Inc., Class A(a)	13,787	32,675
Turning Point Brands, Inc.	23,259	1,110,617
Universal Corp.	36,468	1,762,499
Vector Group Ltd.	224,543	2,862,923

		7,013,321

Toys — 0.0%
Funko, Inc., Class A(a)	39,036	710,846

Transportation Miscellaneous — 0.2%
Costamare, Inc.	76,637	1,187,107

SERIES SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Miscellaneous (continued)
Echo Global Logistics, Inc.(a)	41,046	$1,958,305
Hub Group, Inc., Class A(a)	50,235	3,453,656
Textainer Group Holdings Ltd.(a)	73,007	2,548,674

		9,147,742

Truckers — 0.6%
ArcBest Corp.	38,425	3,142,012
Covenant Logistics Group, Inc.(a)	17,465	482,907
Daseke, Inc.(a)(b)	70,869	652,704
Forward Air Corp.	40,972	3,401,496
FRP Holdings, Inc.(a)	10,729	599,966
Heartland Express, Inc.	71,615	1,147,272
Marten Transport Ltd.	89,906	1,410,625
PAM Transportation Services, Inc.(a)	6,494	292,100
Saia, Inc.(a)	40,077	9,539,528
Universal Logistics Holdings, Inc.	12,578	252,566
US Xpress Enterprises, Inc., Class A(a)(b)	35,947	310,223
Werner Enterprises, Inc.	94,671	4,191,085
Yellow Corp.(a)(b)	74,942	423,422

		25,845,906

Utilities: Electrical — 1.0%
ALLETE, Inc.	78,775	4,688,688
Avista Corp.	106,375	4,161,390
Black Hills Corp.	95,276	5,979,522
Clearway Energy, Inc., Class A	60,105	1,694,961
Clearway Energy, Inc., Class C	118,585	3,589,568
MGE Energy, Inc.	55,564	4,083,954
NorthWestern Corp.	79,006	4,527,044
Otter Tail Corp.	61,581	3,446,688
PNM Resources, Inc.	129,388	6,402,118
Portland General Electric Co.	135,410	6,362,916
Unitil Corp.	21,914	937,481

		45,874,330

Utilities: Gas Distributors — 0.5%
Chesapeake Utilities Corp.	26,238	3,149,872
New Jersey Resources Corp.	148,931	5,184,288
Northwest Natural Holding Co.	46,253	2,127,176
South Jersey Industries, Inc.	153,143	3,255,820
Southwest Gas Holdings, Inc.	88,271	5,903,565
Spire, Inc.	76,241	4,664,424

		24,285,145

Utilities: Miscellaneous — 0.2%
Brookfield Infrastructure Corp., Class A(b)	82,706	4,952,435
Ormat Technologies, Inc.	68,530	4,564,784

		9,517,219

Utilities: Telecommunications — 0.9%
8x8, Inc.(a)(b)	167,048	3,907,253
ATN International, Inc.	16,240	760,844
Cogent Communications Holdings, Inc.	64,595	4,575,910
Consolidated Communications Holdings, Inc.(a)	111,749	1,026,973
Globalstar, Inc.(a)(b)	915,952	1,529,640
IDT Corp., Class B(a)	30,847	1,294,032
Iridium Communications, Inc.(a)	180,132	7,178,260
j2 Global, Inc.(a)	66,134	9,035,227
Radius Global Infrastructure, Inc., Class A(a)	89,671	1,464,327
Shenandoah Telecommunications Co.	73,368	2,316,961
Telephone & Data Systems, Inc.	153,417	2,991,632
United States Cellular Corp.(a)	21,987	701,165
Vonage Holdings Corp.(a)	371,498	5,988,548

		42,770,772

Security	Shares	Value

Utilities: Water — 0.4%
American States Water Co.	56,208	$4,806,908
Artesian Resources Corp., Class A	13,005	496,401
California Water Service Group	78,200	4,608,326
Global Water Resources, Inc.	19,411	363,374
Middlesex Water Co.	26,037	2,676,083
Pure Cycle Corp.(a)	31,022	412,903
SJW Group	42,757	2,824,527
York Water Co.	20,459	893,649

		17,082,171

Total Common Stocks — 98.5% (Cost: $3,199,588,221)		4,446,268,929

	Par (000)

Corporate Bonds

Asset Management & Custodian — 0.0%
GAMCO Investors, Inc., 4.00%, 06/15/23(f)	$17	16,916

Total Corporate Bonds — 0.0% (Cost: $17,000)		16,916

	Shares

Investment Companies
Equity Funds — 0.5% iShares Russell 2000 ETF(b)(d)	101,958	22,303,313

Total Investment Companies — 0.5% (Cost: $21,822,552)		22,303,313

Total Long-Term Investments —99.0% (Cost: $3,221,427,773)		4,468,589,158

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(g)(h)	291,896,984	292,042,933
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(d)(g)	40,942,684	40,942,684

Total Short-Term Securities —7.4% (Cost: $332,875,011)		332,985,617

Total Investments — 106.4% (Cost: $3,554,302,784)		4,801,574,775
Liabilities in Excess of Other Assets — (6.4)%		(290,081,226)

Net Assets — 100.0%		$4,511,493,549

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Series.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

20

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Series compliance purposes, the Series’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Series during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
908 Devices, Inc.(a)	$	N/A	$865,395		$—		$—	$(221,759)	$643,636	19,792	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares		294,236,196	—		(2,156,576	)(b)	15,220	(51,907)	292,042,933	291,896,984	1,557,860	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares		14,601,134	26,341,550	(b)	—		—	—	40,942,684	40,942,684	3,848		—
iShares Russell 2000 ETF		8,597,035	180,554,680		(168,216,773)		2,492,869	(1,124,498)	22,303,313	101,958	216,431		—

							$2,508,089	$(1,398,164)	$355,932,566		$1,778,139		$—

(a)	As of the beginning of the period, the entity was not considered an affiliate.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	379	12/17/21	$41,705	$(266,990)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$196,806	$20,471	(c)	$217,329	0.0	%(d)
	Monthly	HSBC Bank USA N.A.(e)	02/10/23	1,339,866	21,583	(f)	1,361,663	0.0	(d)
	Monthly	JPMorgan Chase Bank N.A.(g)	02/08/23	1,136,817	77,297	(h)	1,212,823	0.0	(d)

					$119,351		$2,791,815

(a)

The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(52) of net dividends and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $(214) of net dividends and financing fees.
(h)	Amount includes $1,291 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

SERIES SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series

OTC Total Return Swaps (continued)

	(b)	(e)	(g)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Central Pacific Financial Corp.	277	$7,113	3.3%
Hanmi Financial Corp.	3,913	78,495	36.1

		85,608

Banks: Savings, Thrift & Mortgage Lending
Homestreet, Inc.	3,201	131,721	60.6

Net Value of Reference Entity — Goldman Sachs Bank USA		$217,329

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Hope Bancorp, Inc.	5,357	$77,355	5.7%
Preferred Bank	1,394	92,952	6.8
United Community Banks Inc.	6,981	229,116	16.8

		399,423

Banks: Savings, Thrift & Mortgage Lending
Berkshire Hills Bancorp, Inc.	1,918	51,748	3.8

Security	Shares	Value	% of Basket Value
Insurance: Property-Casualty
James River Group Holdings Ltd.	6,372	$240,416	17.7%

Oil, Gas & Consumable Fuels
Green Plains Inc.	20,523	670,076	49.2

Net Value of Reference Entity — HSBC Bank PLC		$1,361,663

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Banner Corp.	131	$7,233	0.6%
Central Pacific Financial Corp.	6,077	156,057	12.9
Hanmi Financial Corp.	7,638	153,218	12.6
United Community Banks, Inc.	908	29,801	2.5

		346,309

Insurance: Property-Casualty
Pacific Premier Bancorp, Inc.	19,697	816,243	67.3
ProAssurance Corp.	2,114	50,271	4.1

		866,514

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$1,212,823

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

22

Schedule of Investments (unaudited) (continued) September 30, 2021	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy. The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,446,202,102	$—	$66,827	$4,446,268,929
Corporate Bonds	—	16,916	—	16,916
Investment Companies	22,303,313	—	—	22,303,313
Short-Term Securities
Money Market Funds	332,985,617	—	—	332,985,617

	$4,801,491,032	$16,916	$66,827	$4,801,574,775

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$119,351	$—	$119,351
Liabilities
Equity Contracts	(266,990)	—	—	(266,990)

	$(266,990)	$119,351	$—	$(147,639)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

SERIES SCHEDULE OF INVESTMENTS	23